UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-04409

Eaton Vance Municipals Trust
(Exact name of registrant as specified in charter)

The Eaton Vance Building, 255 State Street, Boston, Massachusetts			02109
(Address of principal executive offices)			(Zip code)

Alan R. Dynner The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(617) 482-8260

Date of fiscal year end:	July 31

Date of reporting period:	January 31, 2006

Item 1. Reports to Stockholders

Semiannual Report January 31, 2006

EATON VANCE
MUNICIPALS
TRUST

Arizona
Colorado
Connecticut
Michigan
Minnesota
New Jersey
Pennsylvania

IMPORTANT NOTICES REGARDING PRIVACY,
DELIVERY OF SHAREHOLDER DOCUMENTS,
PORTFOLIO HOLDINGS, AND PROXY VOTING

Privacy. The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy ("Privacy Policy") with respect to nonpublic personal information about its customers:

•  Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•  None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer's account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker/dealers.

•  Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•  We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Boston Management and Research, and Eaton Vance Distributors, Inc.

In addition, our Privacy Policy only applies to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer's account (i.e., fund shares) is held in the name of a third-party financial adviser/broker-dealer, it is likely that only such adviser's privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures.

For more information about Eaton Vance's Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents. The Securities and Exchange Commission (the "SEC") permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called "householding" and it helps eliminate duplicate mailings to shareholders.

Eaton Vance, or your financial adviser, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial adviser, otherwise.

If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial adviser.

Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial adviser.

Portfolio Holdings. Each Eaton Vance Fund and its underlying Portfolio (if applicable) will file a schedule of its portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC's website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC's public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting. From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds' and Portfolios' Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12 month period ended June 30, without charge, upon request, by calling 1-800-262-1122. This description is also available on the SEC's website at www.sec.gov.

EATON VANCE MUNICIPALS FUNDS as of January 31, 2006

TABLE OF CONTENTS

Investment Update	2

Fund Investment Updates
Arizona	3
Colorado	4
Connecticut.	5
Michigan	6
Minnesota	7
New Jersey	8
Pennsylvania	9

Fund Expenses	10

Financial Statements	13

Board of Trustees Annual Approval of the Investment Advisory Agreements	66

Management and Organization	68

Eaton Vance Municipals Funds as of January 31, 2006

INVESTMENT UPDATE

The investment objective of each Eaton Vance Municipals Fund (the “Funds”) is to provide current income exempt from regular federal income tax and particular state income taxes or other taxes. The Funds primarily invest in investment-grade municipal obligations.

Portfolio Managers:

Arizona Municipals Fund: Craig R. Brandon, CFA

Colorado Municipals Fund: William H. Ahern, Jr., CFA

Connecticut Municipals Fund: William H. Ahern, Jr., CFA

Michigan Municipals Fund: William H. Ahern, Jr., CFA

Minnesota Municipals Fund: Craig R. Brandon, CFA

New Jersey Municipals Fund: Robert B. MacIntosh, CFA

Pennsylvania Municipals Fund: Thomas M. Metzold, CFA

Economic and Market Conditions

The economy expanded at a 1.6% pace in the fourth quarter of 2005, a decline from the 4.1% rate in the third quarter. Even with a weak finish, the economy generated respectable growth in 2005. Despite high energy prices, rising mortgage rates and a persistent tightening by the Federal Reserve (the “Fed”), the economy continued to create jobs – 193,000 in January 2006. Recent economic data suggest that the Gulf Coast hurricanes did not have a significant effect on the nation’s overall economy. The economy appeared to be sustaining growth in both the manufacturing and service sectors, with little evidence of inflationary pressures. Moreover, worries about a pickup in inflation have waned recently, as prices for crude oil, gasoline and jet fuel have eased from their previous highs.

Investor sentiment regarding the Fed’s monetary policy appears to have shifted in recent months, as investors have begun to anticipate the end of the Fed’s series of interest rate hikes (which began in June 2004). The improved investor sentiment has likely accounted, in part, for the improved performance of the financial markets in late 2005.

The municipal market continued to be adversely affected by strong primary market supply. Boosted by lower-than anticipatedlong-term interest rates, the municipal market saw record supply in 2005, more than $400 billion in new issuance. Combined with lackluster retail demand, the large supply pressures pushed tax-exempt yields to more attractive levels. At January 31, 2006, long-term AAA-rated insured municipal bonds yielded 96% of U.S. Treasury bonds with similar maturities.*

For the six months ended January 31, 2006, the Lehman Brothers Municipal Bond Index† (the “Index”), a broadbased, unmanaged municipal market index, posted amodest gain of 1.33%. For more information about each Fund’s performance and the performance of funds in the same Lipper Classification, on the following page.

Management Discussion

The Funds invest primarily in bonds with maturities of 10 years or longer, as longer-maturity bonds historically have provided greater tax-exempt income for investors than shorter-maturity bonds. Given the flattening of the yield curve for fixed-income securities over the past 18 months — with shorter-maturity yields rising as longer-maturity yields declined slightly — the long end of the curve was an attractive place to be positioned.

During the six months ended January 31, 2006, the Federal Reserve raised short-term interest rates at regular intervals, and commodities prices rose significantly. However, the economy grew at a solid pace, with low to moderate inflation. In this climate, we continued to maintain a somewhat cautious outlook on interest rates and adjusted the Funds’ duration accordingly. Duration measures a bond fund’s sensitivity to changes in interest rates.

During the past six months, when prudent, management invested in bonds with attractive coupons and long call protection. These strategies contributed to the Funds’ outperformanceof their respective Lipper state Classification averages over the six-month period. Management also took advantage of narrow credit spreads in an effort to lower the Funds’ exposure to credit risk.

We continued to focus on finding relative value within the marketplace — in issuer names, coupons, maturities and sectors. Relative value trading, which seeks to capitalize on undervalued securities that may have been overlooked, has enhanced the returns of the Funds during the period. Finally, we continued to closely monitor call protection in the Funds. Call protection remains an important strategic consideration for municipal bond investors, especially because refinancing activity has continued to increase over the past six months.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

* Source: Bloomberg L.P. Yields are a compilation of a representative variety of general obligations and are not necessarily representative of a Fund’s yield.

† It is not possible to invest directly in an Index. The Index’s total return does not reflect expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Index.

Past performance is no guarantee of future results.

The views expressed throughout this report are those of the portfolio managers and are current only through the end of the period of the report as stated on the cover. These views are subject to change at any time based upon market or other conditions, and the investment adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on many factors, may not be relied on as an indication of trading intent on behalf of any Eaton Vance fund.

Eaton Vance Arizon Municipals Funds as of January 31, 2006

MARKET RECAP

Performance(1)	Class A	Class B	Class C

Average Annual Total Returns (at net asset value)
Six Months	1.75%	1.42%	N/A
One Year	3.72	2.95	N/A
Five Years	4.80	4.07	N/A
Ten Years	4.86	4.12	N/A
Life of Fund†	4.88	5.54	0.99	%*
SEC Average Annual Total Returns (including sales charge or applicable CDSC)
Six Months	-3.10%	-3.56%	N/A
One Year	-1.21	-2.01	N/A
Five Years	3.78	3.73	N/A
Ten Years	4.35	4.12	N/A
Life of Fund†	4.46	5.54	-0.01	%*

†Inception date: Class A: 12/13/93; Class B: 7/25/91; Class C: 12/16/05

*Returns shown are cumulative since inception of share class.

(1) Average annual total returns do not include the 4.75% maximum sales charge for Class A shares or the applicable contingent deferred sales charges (CDSC) for Class B and Class C shares. If sales charges were deducted, returns would be lower. SEC average annual total returns for Class A reflect the maximum 4.75% sales charge. SEC returns for Class B reflect applicable CDSC based on the following schedule: 5% - 1st and 2nd years; 4% - 3rd year; 3% - 4th year; 2% - 5th year; 1% - 6th year. SEC returns for Class C reflect a 1% CDSC for the first year.

Index Performance(2)
Lehman Brothers Municipal Bond Index

Six Months	1.33%
One Year	2.83
Five Years	5.44
Ten Years	5.66

Lipper Averages(3)
Lipper Arizona Municipal Debt Funds Classification

Six Months	0.95%
One Year	1.75
Five Years	4.45
Ten Years	4.53

Distribution Rates(4)	Class A	Class B	Class C

Distribution Rate	4.42%	3.66%	3.66%
Taxable-Equivalent Distribution Rate(5)	7.16	5.93	5.93
SEC 30-day Yield(6)	3.46	2.88	2.89
Taxable-Equivalent SEC 30-day Yield(5)	5.61	4.67	4.68

Rating Distribution(7),(8)

By total investments

Fund Statistics(8)

• Number of Issues:	65
• Average Maturity:	18.8 years
• Effective Maturity:	9.5 years
• Average Rating:	AA
• Average Call:	7.6 years
• Average Dollar Price:	$99.38

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return. For performance as of the most recent month end, please refer to www.eatonvance.com.

(2) It is not possible to invest directly in an Index. The Index’s total return does not reflect the expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Index. Index performance is available as of month end only. (3) The Lipper Averages are the average total returns of the funds that are in the same Lipper Classification as the Fund. It is not possible to invest in a Lipper Classification. Lipper Classifications may include insured and uninsured funds, as well as leveraged and unleveraged funds. The Lipper Arizona Municipal Debt Funds Classification contained 32, 32, 32, and 23 funds for the 6-month, 1-year, 5-year and 10-year time periods, respectively. Lipper Averages are available as of month end only. (4) The Fund’s distribution rate represents actual distributions paid to shareholders and is calculated by dividing the last distribution per share (annualized) by the net asset value. (5) Taxable-equivalent figure assumes a maximum 38.28% combined federal and state income tax rate. A lower tax rate would result in lower tax-equivalent figures. (6) The Fund’s SEC yield is calculated by dividing the net investment income per share for the 30-day period by the offering price at the end of the period and annualizing the result. (7) As of 1/31/06. Rating Distribution is determined by dividing the total market value of the issues by the total investments of the Fund. (8) Portfolio information may not be representative of the Fund’s current or future investments and may change due to active management.

Eaton Vance Colorado Municipals Funds as of January 31, 2006

MARKET RECAP

Performance(1)	Class A	Class B

Average Annual Total Returns (at net asset value)
Six Months	2.09%	1.71%
One Year	3.74	3.03
Five Years	5.29	4.54
Ten Years	5.17	4.41
Life of Fund†	4.91	5.10
SEC Average Annual Total Returns (including sales charge or applicable CDSC)
Six Months	-2.73%	-3.28%
One Year	-1.22	-1.94
Five Years	4.28	4.21
Ten Years	4.66	4.41
Life of Fund†	4.49	5.10

†Inception date: Class A: 12/10/93; Class B: 8/25/92

(1) Average annual total returns do not include the 4.75% maximum sales charge for Class A shares or the applicable contingent deferred sales charges (CDSC) for Class B shares. If sales charges were deducted, returns would be lower. SEC average annual total returns for Class A reflect the maximum 4.75% sales charge. SEC returns for Class B reflect applicable CDSC based on the following schedule: 5% - 1st and 2nd years; 4% - 3rd year; 3% - 4th year; 2% - 5th year; 1% - 6th year.

Index Performance(2)

Lehman Brothers Municipal Bond Index
Six Months	1.33%
One Year	2.83
Five Years	5.44
Ten Years	5.66

Lipper Averages(3)

Lipper Colorado Municipal Debt Funds Classification
Six Months	1.18%
One Year	2.18
Five Years	4.89
Ten Years	4.95

Distribution Rates(4)	Class A	Class B

Distribution Rate	4.29%	3.53%
Taxable-Equivalent Distribution Rate (5)	6.92	5.69
SEC 30-day Yield (6)	3.74	3.18
Taxable-Equivalent SEC 30-day Yield (5)	6.03	5.13

Rating Distribution(7),(8)

By total investments

Fund Statistics(8)

• Number of Issues:	42

• Average Maturity:	19.5 years

• Effective Maturity:	9.8 years

• Average Rating:	AA

• Average Call:	8.2 years

• Average Dollar Price:	$96.25

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return. For performance as of the most recent month end, please refer to www.eatonvance.com.

(2) It is not possible to invest directly in an Index. The Index’s total return does not reflect the expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Index. Index performance is available as of month end only. (3) The Lipper Averages are the average total returns of the funds that are in the same Lipper Classification as the Fund. It is not possible to invest in a Lipper Classification. Lipper Classifications may include insured and uninsured funds, as well as leveraged and unleveraged funds. The Lipper Colorado Municipal Debt Funds Classification contained 27, 27, 26, and 17 funds for the 6-month, 1-year, 5-year and 10-year time periods, respectively. Lipper Averages are available as of month end only. (4) The Fund’s distribution rate represents actual distributions paid to shareholders and is calculated by dividing the last distribution per share (annualized) by the net asset value. (5) Taxable-equivalent figure assumes a maximum 38.01% combined federal and state income tax rate. A lower tax rate would result in lower tax-equivalent figures. (6) The Fund’s SEC yield is calculated by dividing the net investment income per share for the 30-day period by the offering price at the end of the period and annualizing the result. (7) As of 1/31/06. Rating Distribution is determined by dividing the total market value of the issues by the total investments of the Fund. (8) Portfolio information may not be representative of the Fund’s current or future investments and may change due to active management.

Eaton Vance Connecticut Municipals Fund as of January 31, 2006

MARKET RECAP

Performance(1)	Class A	Class B
Average Annual Total Returns (at net asset value)
Six Months	1.34%	0.95%
One Year	2.35	1.66
Five Years	4.74	3.99
Ten Years	5.05	4.24
Life of Fund†	5.63	4.91
SEC Average Annual Total Returns (including sales charge or applicable CDSC)
Six Months	-3.46%	-4.01%
One Year	-2.53	-3.25
Five Years	3.72	3.65
Ten Years	4.53	4.24
Life of Fund†	5.20	4.91

†Inception date: Class A: 4/19/94; Class B: 5/1/92

(1) Average annual total returns do not include the 4.75% maximum sales charge for Class A shares or the applicable contingent deferred sales charges (CDSC) for Class B shares. If sales charges were deducted, returns would be lower. SEC average annual total returns for Class A reflect the maximum 4.75% sales charge. SEC returns for Class B reflect applicable CDSC based on the following schedule: 5% - 1st and 2nd years; 4% - 3rd year; 3% - 4th year; 2% - 5th year; 1% - 6th year.

Index Performance(2)

Lehman Brothers Municipal Bond Index
Six Months	1.33%
One Year	2.83
Five Years	5.44
Ten Years	5.66

Lipper Averages(3)

Lipper Connecticut Municipal Debt Funds Classification
Six Months	0.90%
One Year	1.75
Five Years	4.59
Ten Years	4.78

Distribution Rates(4)	Class A	Class B
Distribution Rate	4.13%	3.37%
Taxable-Equivalent Distribution Rate (5)	6.69	5.46
SEC 30-day Yield (6)	3.45	2.88
Taxable-Equivalent SEC 30-day Yield (5)	5.59	4.66

Rating Distribution(7),(8)

By total investments

Fund Statistics (8)

• Number of Issues:	75

• Average Maturity:	17.9 years

• Effective Maturity:	9.5 years

• Average Rating:	AA+

• Average Call:	8.7 years

• Average Dollar Price:	$106.85

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return. For performance as of the most recent month end, please refer to www.eatonvance.com.

(2) It is not possible to invest directly in an Index. The Index’s total return does not reflect the expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Index. Index performance is available as of month end only. (3) The Lipper Averages are the average total returns of the funds that are in the same Lipper Classification as the Fund. It is not possible to invest in a Lipper Classification. Lipper Classifications may include insured and uninsured funds, as well as leveraged and unleveraged funds. The Lipper Connecticut Municipal Debt Funds Classification contained 22, 22, 21, and 15 funds for the 6-month, 1-year, 5-year and 10-year time periods, respectively. Lipper Averages are available as of month end only. (4) The Fund’s distribution rate represents actual distributions paid to shareholders and is calculated by dividing the last distribution per share (annualized) by the net asset value. (5) Taxable-equivalent figure assumes a maximum 38.25% combined federal and state income tax rate. A lower tax rate would result in lower tax-equivalent figures. (6) The Fund’s SEC yield is calculated by dividing the net investment income per share for the 30-day period by the offering price at the end of the period and annualizing the result. (7) As of 1/31/06. Rating Distribution is determined by dividing the total market value of the issues by the total investments of the Fund. (8) Portfolio information may not be representative of the Fund’s current or future investments and may change due to active management.

Eaton Vance Michigan Municipals Fund as of January 31, 2006

MARKET RECAP

Performance(1)	Class A	Class B

Average Annual Total Returns (at net asset value)
Six Months	1.33%	1.00%
One Year	3.28	2.49
Five Years	5.04	4.28
Ten Years	4.87	4.19
Life of Fund†	4.70	5.31

SEC Average Annual Total Returns (including sales charge or applicable CDSC)
Six Months	-3.48%	-3.97%
One Year	-1.61	-2.45
Five Years	4.03	3.94
Ten Years	4.36	4.19
Life of Fund†	4.28	5.31

†Inception date: Class A: 12/7/93; Class B: 4/19/91

(1) Average annual total returns do not include the 4.75% maximum sales charge for Class A shares or the applicable contingent deferred sales charges (CDSC) for Class B shares. If sales charges were deducted, returns would be lower. SEC average annual total returns for Class A reflect the maximum 4.75% sales charge. SEC returns for Class B reflect applicable CDSC based on the following schedule: 5% - 1st and 2nd years; 4% - 3rd year; 3% - 4th year; 2% - 5th year; 1% - 6th year.

Index Performance (2)

Lehman Brothers Municipal Bond Index
Six Months	1.33%
One Year	2.83
Five Years	5.44
Ten Years	5.66

Lipper Averages(3)

Lipper Michigan Municipal Debt Funds Classification
Six Months	0.73%
One Year	1.63
Five Years	4.41
Ten Years	4.62

Distribution Rates(4)	Class A	Class B

Distribution Rate	4.24%	3.50%
Taxable-Equivalent Distribution Rate (5)	6.79	5.60
SEC 30-day Yield (6)	3.63	3.06
Taxable-Equivalent SEC 30-day Yield (5)	5.81	4.90

Rating Distribution(7),(8)

By total investments

Fund Statistics(8)

• Number of Issues:	50
• Average Maturity:	20.3 years
• Effective Maturity:	8.4 years
• Average Rating:	AA
• Average Call:	8.2 years
• Average Dollar Price:	$101.07

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return. For performance as of the most recent month end, please refer to www.eatonvance.com.

(2) It is not possible to invest directly in an Index. The Index’s total return does not reflect the expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Index. Index performance is available as of month end only. (3) The Lipper Averages are the average total returns of the funds that are in the same Lipper Classification as the Fund. It is not possible to invest in a Lipper Classification. Lipper Classifications may include insured and uninsured funds, as well as leveraged and unleveraged funds. The Lipper Michigan Municipal Debt Funds Classification contained 38, 37, 37, and 30 funds for the 6-month, 1-year, 5-year and 10-year time periods, respectively. Lipper Averages are available as of month end only. (4) The Fund’s distribution rate represents actual distributions paid to shareholders and is calculated by dividing the last distribution per share (annualized) by the net asset value. (5) Taxable-equivalent figure assumes a maximum 37.54% combined federal and state income tax rate. A lower tax rate would result in lower tax-equivalent figures. (6) The Fund’s SEC yield is calculated by dividing the net investment income per share for the 30-day period by the offering price at the end of the period and annualizing the result. (7) As of 1/31/06. Rating Distribution is determined by dividing the total market value of the issues by the total investments of the Fund. (8) Portfolio information may not be representative of the Fund’s current or future investments and may change due to active management.

Eaton Vance Minnesota Municipals Fund as of January 31, 2006

MARKET RECAP

Performance(1)	Class A	Class B	Class C

Average Annual Total Returns (at net asset value)
Six Months	2.05%	1.68%	N/A
One Year	4.02	3.19	N/A
Five Years	4.89	4.11	N/A
Ten Years	4.76	3.96	N/A
Life of Fund†	4.58	4.80	1.13	%*

SEC Average Annual Total Returns (including sales charge or applicable CDSC)
Six Months	-2.75%	-3.31%	N/A
One Year	-0.96	-1.78	N/A
Five Years	3.86	3.77	N/A
Ten Years	4.25	3.96	N/A
Life of Fund†	4.16	4.80	0.13	%*

†Inception date: Class A: 12/9/93; Class B: 7/29/91; Class C: 12/21/05

*Returns shown are cumulative since inception of share class.

(1) Average annual total returns do not include the 4.75% maximum sales charge for Class A shares or the applicable contingent deferred sales charges (CDSC) for Class B and Class C shares. If sales charges were deducted, returns would be lower. SEC average annual total returns for Class A reflect the maximum 4.75% sales charge. SEC returns for Class B reflect applicable CDSC based on the following schedule: 5% - 1st and 2nd years; 4% - 3rd year; 3% - 4th year; 2% - 5th year; 1% - 6th year. SEC returns for Class C reflect a 1% CDSC for the first year.

Index Performance(2)

Lehman Brothers Municipal Bond Index
Six Months	1.33%
One Year	2.83
Five Years	5.44
Ten Years	5.66

Lipper Averages(3)

Lipper Minnesota Municipal Debt Funds Classification
Six Months	1.02%
One Year	2.25
Five Years	4.72
Ten Years	4.57

Distribution Rates(4)	Class A	Class B	Class C

Distribution Rate	4.41%	3.66%	3.66%
Taxable-Equivalent Distribution Rate (5)	7.36	6.11	6.11
SEC 30-day Yield (6)	3.82	3.26	2.93
Taxable-Equivalent SEC 30-day Yield (5)	6.38	5.44	4.89

Rating Distribution(7),(8)

By total investments

Fund Statistics(8)

• Number of Issues:	39
• Average Maturity:	21.2 years
• Effective Maturity:	7.4 years
• Average Rating:	AA-
• Average Call:	6.5 years
• Average Dollar Price:	$95.94

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return. For performance as of the most recent month end, please refer to www.eatonvance.com.

(2) It is not possible to invest directly in an Index. The Index’s total return does not reflect the expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Index. Index performance is available as of month end only. (3) The Lipper Averages are the average total returns of the funds that are in the same Lipper Classification as the Fund. It is not possible to invest in a Lipper Classification. Lipper Classifications may include insured and uninsured funds, as well as leveraged and unleveraged funds. The Lipper Minnesota Municipal Debt Funds Classification contained 51, 49, 45, and 38 funds for the 6-month, 1-year, 5-year and 10-year time periods, respectively. Lipper Averages are available as of month end only. (4) The Fund’s distribution rate represents actual distributions paid to shareholders and is calculated by dividing the last distribution per share (annualized) by the net asset value. (5) Taxable-equivalent figure assumes a maximum 40.10% combined federal and state income tax rate. A lower tax rate would result in lower tax-equivalent figures. (6) The Fund’s SEC yield is calculated by dividing the net investment income per share for the 30-day period by the offering price at the end of the period and annualizing the result. (7) As of 1/31/06. Rating Distribution is determined by dividing the total market value of the issues by the total investments of the Fund. (8) Portfolio information may not be representative of the Fund’s current or future investments and may change due to active management.

Eaton Vance New Jersey Municipals Fund as of January 31, 2006

MARKET RECAP

Performance(1)	Class A	Class B	Class C

Average Annual Total Returns (at net asset value)
Six Months	1.45%	1.01%	N/A
One Year	3.95	3.10	N/A
Five Years	5.63	4.86	N/A
Ten Years	5.36	4.55	N/A
Life of Fund†	5.84	5.59	1.41	%*

SEC Average Annual Total Returns (including sales charge or applicable CDSC)
Six Months	-3.34%	-3.95%	N/A
One Year	-0.98	-1.87	N/A
Five Years	4.60	4.53	N/A
Ten Years	4.85	4.55	N/A
Life of Fund†	5.40	5.59	0.41	%*

†Inception date: Class A: 4/13/94; Class B: 1/8/91; Class C: 12/14/05

*Returns shown are cumulative since inception of share class.

(1) Average annual total returns do not include the 4.75% maximum sales charge for Class A shares or the applicable contingent deferred sales charges (CDSC) for Class B and Class C shares. If sales charges were deducted, returns would be lower. SEC average annual total returns for Class A reflect the maximum 4.75% sales charge. SEC returns for Class B reflect applicable CDSC based on the following schedule: 5% - 1st and 2nd years; 4% - 3rd year; 3% - 4th year; 2% - 5th year; 1% - 6th year. SEC returns for Class C reflect a 1% CDSC for the first year.

Index Performance(2)

Lehman Brothers Municipal Bond Index
Six Months	1.33%
One Year	2.83
Five Years	5.44
Ten Years	5.66

Lipper Averages(3)

Lipper New Jersey Municipal Debt Funds Classification
Six Months	0.95%
One Year	2.45
Five Years	4.67
Ten Years	4.71

Distribution Rates(4)	Class A	Class B	Class C

Distribution Rate	4.42%	3.68%	3.68%
Taxable-Equivalent Distribution Rate (5)	7.47	6.22	6.22
SEC 30-day Yield (6)	4.11	3.57	3.46
Taxable-Equivalent SEC 30-day Yield (5)	6.95	6.03	5.85

Rating Distribution(7),(8)

By total investments

Fund Statistics(8)

• Number of Issues:	86
• Average Maturity:	27.7 years
• Effective Maturity:	11.9 years
• Average Rating:	AA-
• Average Call:	10.6 years
• Average Dollar Price:	$96.63

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return. For performance as of the most recent month end, please refer to www.eatonvance.com.

(2) It is not possible to invest directly in an Index. The Index’s total return does not reflect the expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Index. Index performance is available as of month end only. (3) The Lipper Averages are the average total returns of the funds that are in the same Lipper Classification as the Fund. It is not possible to invest in a Lipper Classification. Lipper Classifications may include insured and uninsured funds, as well as leveraged and unleveraged funds. The Lipper New Jersey Municipal Debt Funds Classification contained 57, 56, 50, and 41 funds for the 6-month, 1-year, 5-year and 10-year time periods, respectively. Lipper Averages are available as of month end only. (4) The Fund’s distribution rate represents actual distributions paid to shareholders and is calculated by dividing the last distribution per share (annualized) by the net asset value. (5) Taxable-equivalent figure assumes a maximum 40.83% combined federal and state income tax rate. A lower tax rate would result in lower tax-equivalent figures. (6) The Fund’s SEC yield is calculated by dividing the net investment income per share for the 30-day period by the offering price at the end of the period and annualizing the result. (7) As of 1/31/06. Rating Distribution is determined by dividing the total market value of the issues by the total investments of the Fund. (8) Portfolio information may not be representative of the Fund’s current or future investments and may change due to active management.

Eaton Vance Pennsylvania Municipals Fund as of January 31, 2006

MARKET RECAP

Performance	Class A	Class B	Class C

Average Annual Total Returns (at net asset value)
Six Months	2.27%	1.89%	N/A
One Year	4.44	3.66	N/A
Five Years	5.63	4.88	N/A
Ten Years	5.04	4.23	N/A
Life of Fund†	5.57	5.36	0.26	%*

SEC Average Annual Total Returns (including sales charge or applicable CDSC)
Six Months	-2.54%	-3.11%	N/A
One Year	-0.56	-1.32	N/A
Five Years	4.60	4.55	N/A
Ten Years	4.53	4.23	N/A
Life of Fund†	5.13	5.36	-0.74	%*

† Inception date: Class A: 6/1/94; Class B: 1/8/91; Class C: 1/13/06

* Returns shown are cumulative since inception of share class.

(1) Average annual total returns do not include the 4.75% maximum sales charge for Class A shares or the applicable contingent deferred sales charges (CDSC) for Class B and Class C shares. If sales charges were deducted, returns would be lower. SEC average annual total returns for Class A reflect the maximum 4.75% sales charge. SEC returns for Class B reflect applicable CDSC based on the following schedule: 5% - 1st and 2nd years; 4% - 3rd year; 3% - 4th year; 2% - 5th year; 1% - 6th year. SEC returns for Class C reflect a 1% CDSC for the first year.

Index Performance(2)

Lehman Brothers Municipal Bond Index
Six Months	1.33%
One Year	2.83
Five Years	5.44
Ten Years	5.66

Lipper Averages(3)

Lipper Pennsylvania Municipal Debt Funds Classification
Six Months	1.04%
One Year	2.38
Five Years	4.75
Ten Years	4.65

Distribution Rates(4)	Class A	Class B	Class C*

Distribution Rate	4.64%	3.88%	—
Taxable-Equivalent Distribution Rate (5)	7.37	6.16	—
SEC 30-day Yield (6)	4.02	3.48	—
Taxable-Equivalent SEC 30-day Yield (5)	6.38	5.52	—

* Not available as of 1/31/06.

Rating Distribution(7),(8)

By total investments

Fund Statistics(8)

• Number of Issues:	100
• Average Maturity:	20.9 years
• Effective Maturity:	9.2 years
• Average Rating:	AA
• Average Call:	8.3 years
• Average Dollar Price:	$98.02

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return. For performance as of the most recent month end, please refer to www.eatonvance.com.

(2) It is not possible to invest directly in an Index. The Index’s total return does not reflect the expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Index. Index performance is available as of month end only. (3) The Lipper Averages are the average total returns of the funds that are in the same Lipper Classification as the Fund. It is not possible to invest in a Lipper Classification. Lipper Classifications may include insured and uninsured funds, as well as leveraged and unleveraged funds. The Lipper Pennsylvania Municipal Debt Funds Classification contained 61, 61, 60, and 53 funds for the 6-month, 1-year, 5-year and 10-year time periods, respectively. Lipper Averages are available as of month end only. (4) The Fund’s distribution rate represents actual distributions paid to shareholders and is calculated by dividing the last distribution per share (annualized) by the net asset value. (5) Taxable-equivalent figure assumes a maximum 37.00% combined federal and state income tax rate. A lower tax rate would result in lower tax-equivalent figures. (6) The Fund’s SEC yield is calculated by dividing the net investment income per share for the 30-day period by the offering price at the end of the period and annualizing the result. (7) As of 1/31/06. Rating Distribution is determined by dividing the total market value of the issues by the total investments of the Fund. (8) Portfolio information may not be representative of the Fund’s current or future investments and may change due to active management.

Eaton Vance Municipals Funds as of January 31, 2006

FUND EXPENSES

Example: As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2005 – January 31, 2006).

Actual Expenses: The first section of each table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes: The second section of each table below provides information about hypothetical account values and hypothetical expenses based on a Fund’s actual expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual return of the Fund. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Eaton Vance Arizona Municipals Fund

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	(8/1/05)	(1/31/06)	(8/1/05 - 1/31/06)
Actual
Class A	$1,000.00	$1,017.50	$3.71
Class B	$1,000.00	$1,014.20	$7.51
Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,021.50	$3.72
Class B	$1,000.00	$1,017.70	$7.53

* Expenses are equal to the Fund’s annualized expense ratio of 0.73% for Class A shares 1.48% for Class B shares, and 1.48% for Class C shares multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on July 31, 2005. Class C is not reflected because it commenced operations after August 1, 2005.

Eaton Vance Colorado Municipals Fund

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	(8/1/05)	(1/31/06)	(8/1/05 - 1/31/06)
Actual
Class A	$1,000.00	$1,020.90	$3.67
Class B	$1,000.00	$1,017.10	$7.47
Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,021.60	$3.67
Class B	$1,000.00	$1,017.80	$7.48

* Expenses are equal to the Fund’s annualized expense ratio of 0.72% for Class A shares and 1.47% for Class B shares multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on July 31, 2005.

Eaton Vance Connecticut Municipals Fund

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	(8/1/05)	(1/31/06)	(8/1/05 - 1/31/06)
Actual
Class A	$1,000.00	$1,013.40	$3.86
Class B	$1,000.00	$1,009.50	$7.65

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,021.40	$3.87
Class B	$1,000.00	$1.017.60	$7.68

* Expenses are equal to the Fund’s annualized expense ratio of 0.76% for Class A shares and 1.51% for Class B shares multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on July 31, 2005.

Eaton Vance Michigan Municipals Fund

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	(8/1/05)	(1/31/06)	(8/1/05 - 1/31/06)
Actual
Class A	$1,000.00	$1,013.30	$4.01
Class B	$1,000.00	$1,010.00	$7.80

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,021.20	$4.02
Class B	$1,000.00	$1,017.40	$7.83

* Expenses are equal to the Fund’s annualized expense ratio of 0.79% for Class A shares and 1.54% for Class B shares multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on July 31, 2005.

Eaton Vance Minnesota Municipals Fund

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	(8/1/05)	(1/31/06)	(8/1/05 - 1/31/06)
Actual
Class A	$1,000.00	$1,020.50	$3.82
Class B	$1,000.00	$1,016.80	$7.63

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,021.40	$3.82
Class B	$1,000.00	$1,017.60	$7.63

* Expenses are equal to the Fund’s annualized expense ratio of 0.75% for Class A shares, 1.50% for Class B shares, and 1.50% for Class C shares multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on July 31, 2005. Class C is not reflected because it commenced operations after August 1, 2005.

Eaton Vance New Jersey Municipals Fund

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	(8/1/05)	(1/31/06)	(8/1/05 - 1/31/06)
Actual
Class A	$1,000.00	$1,014.50	$4.01
Class B	$1,000.00	$1,010.10	$7.80

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,021.20	$4.02
Class B	$1,000.00	$1,017.40	$7.83

* Expenses are equal to the Fund’s annualized expense ratio of 0.79% for Class A shares, 1.54% for Class B shares, and 1.54% for Class C shares multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on July 31, 2005. Class C is not reflected because it commenced operations after August 1, 2005.

Eaton Vance Pennsylvania Municipals Fund

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	(8/1/05)	(1/31/06)	(8/1/05 - 1/31/06)
Actual
Class A	$1,000.00	$1,022.70	$4.13
Class B	$1,000.00	$1,018.90	$7.94

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,021.10	$4.13
Class B	$1,000.00	$1,017.30	$7.93

* Expenses are equal to the Fund’s annualized expense ratio of 0.81% for Class A shares, 1.56% for Class B shares, and 1.56% for Class C shares multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on July 31, 2005. Class C is not reflected because it commenced operations after August 1, 2005.

Eaton Vance Arizona Municipals Fund as of January 31, 2006

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 99.4%
Principal Amount (000's omitted)	Security	Value
Education — 0.7%
$500	Glendale, IDA, (Midwestern University), 5.75%, 5/15/21	$539,035
		$539,035
Electric Utilities — 4.0%
$1,000	Salt River, Agriculture Improvements and Power District, 5.00%, 1/1/31	$1,035,110
2,000	Salt River, Project Agriculture Improvement and Power District, 4.75%, 1/1/35	2,021,220
		$3,056,330
Escrowed / Prerefunded — 14.4%
$1,250	Maricopa County, IDA, (Place Five and The Greenery), Escrowed to Maturity, 8.625%, 1/1/27	$1,362,662
7,500	Maricopa County, Single Family, Escrowed to Maturity, 0.00%, 2/1/16	4,957,575
6,500	Phoenix, IDA, Single Family, Escrowed to Maturity, 0.00%, 12/1/14	4,538,560
		$10,858,797
General Obligations — 3.3%
$1,125	Puerto Rico, 0.00%, 7/1/18	$659,722
1,600	Tucson, 5.375%, 7/1/21	1,815,424
		$2,475,146
Health Care-Miscellaneous — 0.6%
$500	Yavapai County, IDA, Health Care Institution, (West Yavapai Guidance), 6.625%, 8/15/24	$473,735
		$473,735
Hospital — 7.8%
$650	Arizona Health Facilities Authority, (John C. Lincoln Health Network), 5.75%, 12/1/32	$685,321
1,275	Glendale, IDA, (John C. Lincoln Health Network), 5.00%, 12/1/28	1,275,408
500	Glendale, IDA, (John C. Lincoln Health Network), 5.00%, 12/1/37	495,635
1,350	Maricopa County, IDA, (Catholic Healthcare), 5.50%, 7/1/26	1,420,956
1,000	Scottsdale, IDA, (Scottsdale Healthcare), 5.70%, 12/1/21	1,074,840
1,000	Winslow, IDA, (Winslow Memorial Hospital), 5.50%, 6/1/22	954,310
		$5,906,470

Principal Amount (000's omitted)	Security	Value
Housing — 0.9%
$835	Maricopa County, IDA, (National Health Facilities II), 6.375%, 1/1/19(1)	$697,116
		$697,116
Industrial Development Revenue — 2.1%
$1,000	Casa Grande, (Frito Lay, Inc.), 6.60%, 12/1/10	$1,009,100
650	Phoenix Airport Authority, (America West Airlines, Inc.), (AMT), 6.25%, 6/1/19	541,359
		$1,550,459
Insured-Education — 2.5%
$1,800	Northern Arizona University, (Research Projects), (AMBAC), 5.00%, 9/1/30	$1,866,672
		$1,866,672
Insured-Electric Utilities — 6.8%
$1,500	Maricopa County, Pollution Control Corp., (El Paso Electric Co.), (FGIC), 4.80%, 8/1/40	$1,500,450
1,205	Mesa, Utility System, (FSA), 4.25%, 7/1/29	1,138,110
635	Pima County, IDA, (Tucson Electric Power Co.), (FSA), 7.25%, 7/15/10	644,112
670	Puerto Rico Electric Power Authority, (FSA), Variable Rate, 9.27%, 7/1/29(2)(3)	804,007
500	Puerto Rico Electric Power Authority, (MBIA), 5.00%, 7/1/32	518,950
400	Puerto Rico Electric Power Authority, (MBIA), Variable Rate, 10.075%, 7/1/16(2)(3)	565,240
		$5,170,869
Insured-Escrowed / Prerefunded — 10.1%
$1,000	Maricopa County, IDA, (Samaritan Health Services), (MBIA), Escrowed to Maturity, 7.00%, 12/1/16	$1,234,630
1,000	Mesa IDA, (Discovery Health System), (MBIA), Prerefunded to 1/1/10, 5.625%, 1/1/29	1,084,120
1,000	Pima County, IDA, (Carondolet Health Care Corp.), (MBIA), Escrowed to Maturity, 5.25%, 7/1/11	1,080,260
1,400	Puerto Rico Infrastructure Financing Authority, (AMBAC), Prerefunded to 1/1/08, Variable Rate, 8.225%, 7/1/28(2)(3)	1,565,004
1,000	Puerto Rico Public Finance Corp., (AMBAC), Prerefunded to 6/1/08, Variable Rate, 6.73%, 6/1/26(2)(4)	1,091,810
500	Tucson Street and Highway Revenue, (FGIC), Prerefunded to 7/1/10, 5.00%, 7/1/18	531,165
1,000	Yuma, IDA, (Yuma Regional Medical Center), (FSA), Prerefunded to 8/1/11, 5.00%, 8/1/31	1,076,890
		$7,663,879

See notes to financial statements

Eaton Vance Arizona Municipals Fund as of January 31, 2006

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Principal Amount (000's omitted)	Security	Value
Insured-General Obligations — 2.1%
$1,000	Goodyear Community Facilities Utilities District No. 1, (MBIA), 4.50%, 7/15/29	$1,006,490
500	Puerto Rico, (FSA), Variable Rate, 9.42%, 7/1/27(2)(3)	594,210
		$1,600,700
Insured-Hospital — 7.9%
$1,195	Arizona Health Facilities Authority, (Arizona Healthcare Systems), (FGIC), 5.50%, 6/1/15	$1,332,222
1,000	Arizona Health Facilities Authority, (Northern Arizona Healthcare System), (AMBAC), 4.75%, 10/1/30	1,007,640
2,000	Maricopa County, IDA, (Mayo Clinic Hospital), (AMBAC), 5.25%, 11/15/37(5)	2,080,780
1,500	Scottsdale, IDA, (Scottsdale Memorial Hospital), (AMBAC), 6.125%, 9/1/17	1,586,610
		$6,007,252
Insured-Lease Revenue / Certificates of Participation — 4.0%
$1,000	Arizona State University, (Research Infrastructure Projects), (AMBAC), 5.00%, 9/1/30	$1,037,040
550	Marana, Municipal Facilities, (Municipal Property Corp.), (AMBAC), 5.00%, 7/1/28	570,493
480	Prescott Municipal Property Corp., (MBIA), 5.00%, 7/1/34	498,178
290	Puerto Rico Public Finance Corp., (AMBAC), Variable Rate, 8.88%, 6/1/24(2)(3)	386,805
500	University of Arizona, COP, (AMBAC), 5.00%, 6/1/24	524,880
		$3,017,396
Insured-Special Tax Revenue — 5.2%
$1,000	Arizona Tourism and Sports Authority, (Multipurpose Stadium Facility), (MBIA), 5.00%, 7/1/25	$1,049,650
750	Arizona Tourism and Sports Authority, (Multipurpose Stadium Facility), (MBIA), 5.00%, 7/1/28	780,353
200	Phoenix Civic Improvement Corp., (Civic Plaza Expansion Project), (FGIC), 4.25%, 7/1/30	188,528
600	Puerto Rico Infrastructure Financing Authority, (AMBAC), 5.50%, 7/1/28	704,334
500	San Luis, Civic Improvements Corp., (XLCA), 4.50%, 7/1/30	492,335
750	Scottsdale, (Municipal Property Corp.), (AMBAC), 4.50%, 7/1/35	737,355
		$3,952,555

Principal Amount (000's omitted)	Security	Value
Insured-Transportation — 11.1%
$3,000	Phoenix Civic Improvements Corp., Airport Revenue, (FGIC), (AMT), 5.25%, 7/1/27	$3,113,910
500	Pima County, (MBIA), 3.50%, 7/1/19	460,730
750	Puerto Rico Highway and Transportation Authority, (AGC), 5.00%, 7/1/45	772,980
1,000	Puerto Rico Highway and Transportation Authority, (AMBAC), 5.25%, 7/1/38	1,145,070
900	Puerto Rico Highway and Transportation Authority, (CIFG), 5.25%, 7/1/41	1,007,712
1,700	Puerto Rico Highway and Transportation Authority, (MBIA), 5.50%, 7/1/36	1,888,632
		$8,389,034
Insured-Water and Sewer — 4.2%
$1,000	Cottonwood, Property Corp., Water Revenue, (XLCA), 5.00%, 7/1/29	$1,036,450
1,000	Phoenix Civic Improvements Corp., Water System Revenue, (FGIC), 5.00%, 7/1/22	1,053,930
1,000	Phoenix, Civic Improvement Corp., Wastewater System, (MBIA), 5.00%, 7/1/29	1,043,580
		$3,133,960
Other Revenue — 2.8%
$1,750	Arizona Health Facilities Authority, (Blood Systems, Inc.), 4.75%, 4/1/25	$1,731,433
4,400	Children's Trust Fund, PR, Tobacco Settlement, 0.00%, 5/15/50	278,784
3,700	Children's Trust Fund, PR, Tobacco Settlement, 0.00%, 5/15/55	125,652
		$2,135,869
Pooled Loans — 5.4%
$2,000	Arizona Educational Loan Marketing Corp., (AMT), 6.25%, 6/1/06	$2,011,300
2,000	Arizona Educational Loan Marketing Corp., (AMT), 6.30%, 12/1/08	2,051,240
		$4,062,540
Senior Living / Life Care — 2.1%
$1,800	Arizona Health Facilities Authority, (Care Institute, Inc. - Mesa), 7.625%, 1/1/26(6)	$1,598,094
		$1,598,094

See notes to financial statements

Eaton Vance Arizona Municipals Fund as of January 31, 2006

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Principal Amount (000's omitted)	Security	Value
Water and Sewer — 1.4%
$1,000	Central Arizona Water Conservation District, 5.50%, 11/1/09	$1,073,370
		$1,073,370
Total Tax-Exempt Investments — 99.4% (identified cost $69,963,307)		$75,229,278
Other Assets, Less Liabilities — 0.6%		$469,107
Net Assets — 100.0%		$75,698,385

AGC - Assured Guaranty Corp.

AMBAC - AMBAC Financial Group, Inc.

AMT - Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

CIFG - CDC IXIS Financial Guaranty North America, Inc.

FGIC - Financial Guaranty Insurance Company

FSA - Financial Security Assurance, Inc.

MBIA - Municipal Bond Insurance Association

XLCA - XL Capital Assurance, Inc.

The Fund invests primarily in debt securities issued by Arizona municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at January 31, 2006, 54.2% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 1.0% to 19.0% of total investments.

(1)  Defaulted bond.

(2)  Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2006, the aggregate value of the securities is $5,007,076 or 6.6% of the Fund's net assets.

(3)  Security has been issued as a leveraged inverse floater bond. The stated interest rate represents the rate in effect at January 31, 2006.

(4)  Security has been issued as an inverse floater bond. The stated interest rate represents the rate in effect at January 31, 2006.

(5)  Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.

(6)  Security is in default and making only partial interest payments.

See notes to financial statements

Eaton Vance Colorado Municipals Fund as of January 31, 2006

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 98.0%
Principal Amount (000's omitted)	Security	Value
Education — 3.3%
$1,000	Colorado Educational and Cultural Facilities Authority, (Alexander Dawson School), 5.30%, 2/15/29	$1,030,800
		$1,030,800
Electric Utilities — 1.6%
$500	Colorado Springs, Utilities, 4.75%, 11/15/34	$503,000
		$503,000
Escrowed / Prerefunded — 9.7%
$500	Colorado Health Facilities Authority, (Portercare Adventist Health), Prerefunded to 11/15/11, 6.50%, 11/15/31	$577,350
975	Colorado Water Resources, Power Development Authority, Prerefunded to 9/1/11, 5.00%, 9/1/21	1,047,130
3,000	Dawson Ridge, Metropolitan District #1, Escrowed to Maturity, 0.00%, 10/1/22	1,401,270
		$3,025,750
Hospital — 10.1%
$350	Aspen Valley, Hospital District, 6.80%, 10/15/24	$374,209
650	Colorado Health Facilities Authority, (Catholic Health Initiatives), 5.25%, 9/1/21	679,679
500	Colorado Health Facilities Authority, (Parkview Medical Center), 5.00%, 9/1/25	506,750
320	Colorado Health Facilities Authority, (Parkview Medical Center), 5.00%, 9/1/25	327,699
500	Colorado Health Facilities Authority, (Vail Valley Medical Center), 5.80%, 1/15/27	525,595
715	University of Colorado Hospital Authority, 5.60%, 11/15/25	749,184
		$3,163,116
Housing — 4.4%
$1,000	Denver, Multifamily, (Bank Lofts), (FHA), (AMT), 6.15%, 12/1/16	$1,020,840
340	Lake Creek, (Affordable Housing Corp.), Multifamily, 6.25%, 12/1/23	345,845
		$1,366,685

Principal Amount (000's omitted)	Security	Value
Industrial Development Revenue — 7.0%
$500	Colorado HFA, (Waste Management, Inc.), (AMT), 5.70%, 7/1/18	$529,685
500	Denver Airport Special Facilities, (United Airlines), (AMT), 6.875%, 10/1/32(1)	498,060
750	Puerto Rico Industrial, Medical and Environmental Pollution Control Facility Finance Authority, (American Home Products), 5.10%, 12/1/18	765,945
500	Puerto Rico Port Authority, (American Airlines), (AMT), 6.25%, 6/1/26	391,935
		$2,185,625
Insured-Education — 2.6%
$610	Colorado School of Mines, (MBIA), 0.00%, 12/1/21	$299,662
500	University of Colorado, (FGIC), 5.00%, 6/1/27	517,655
		$817,317
Insured-General Obligations — 12.7%
$1,000	El Paso County, School District #20, (MBIA), 5.00%, 12/15/25	$1,058,670
1,000	Garfield, Pitkin and Eagle Counties School District (FSA), 5.00%, 12/15/27	1,049,250
510	Larimer Weld and Boulder Counties School District R-2J Thompson, (MBIA), 5.00%, 12/15/24	540,763
1,000	Pueblo County, School District #70, (FGIC), 5.00%, 12/1/19	1,100,360
200	Puerto Rico, (FSA), Variable Rate, 9.42%, 7/1/27(2)(3)	237,684
		$3,986,727
Insured-Hospital — 2.5%
$750	Adams County, (Brighton Community Hospital Association), (MBIA), 5.00%, 2/1/31	$772,298
		$772,298
Insured-Lease Revenue / Certificates of Participation — 1.7%
$400	Puerto Rico Public Finance Corp., (AMBAC), Variable Rate, 8.88%, 6/1/24(2)(3)	$533,524
		$533,524
Insured-Special Tax Revenue — 5.2%
$500	Aspen, Sales Tax Revenue, (FSA), 5.25%, 11/1/25	$541,825
1,000	Sand Creek, Metropolitan District, (XLCA), 5.375%, 12/1/27	1,075,960
		$1,617,785

See notes to financial statements

Eaton Vance Colorado Municipals Fund as of January 31, 2006

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Principal Amount (000's omitted)	Security	Value
Insured-Transportation — 22.4%
$3,500	E-470 Colorado Public Highway Authority, (MBIA), 0.00%, 9/1/16	$2,229,500
1,750	Northwest Parkway Public Highway Authority, (FSA), 5.25%, 6/15/41	1,838,760
3,095	Puerto Rico Highway and Transportation Authority, (AMBAC), 0.00%, 7/1/18	1,839,389
1,000	Puerto Rico Highway and Transportation Authority, (MBIA), 5.50%, 7/1/36(4)	1,110,960
		$7,018,609
Insured-Water and Sewer — 4.9%
$500	Colorado Water Resources, Power Development Authority, (Colorado UTE Electric Association), (FSA), 4.375%, 8/1/35	$476,505
1,000	Widefield, Water and Sanitation District, (MBIA), 5.00%, 12/1/25	1,053,570
		$1,530,075
Senior Living / Life Care — 2.3%
$400	Colorado Health Facilities Authority, (Covenant Retirement Communities, Inc.), 5.00%, 12/1/35	$393,572
425	Logan County, Industrial Development, (TLC Care Choices, Inc.), 6.875%, 12/1/23	344,820
		$738,392
Special Tax Revenue — 4.2%
$400	Bachelor Gulch, Metropolitan District, 6.70%, 11/15/19	$424,344
360	Bell Mountain Ranch, Metropolitan District, 6.625%, 11/15/25	367,348
500	Cottonwood, Water and Sanitation District, 7.75%, 12/1/20	516,650
		$1,308,342
Transportation — 1.3%
$400	Eagle County, (Eagle County Airport Terminal), (AMT), 7.50%, 5/1/21	$405,836
		$405,836

Principal Amount (000's omitted)	Security	Value
Water and Sewer — 2.1%
$25	Colorado Water Resources, Power Development Authority, 5.00%, 9/1/21	$26,606
540	Colorado Water Resources, Power Development Authority, 5.50%, 9/1/22	623,576
		$650,182
Total Tax-Exempt Investments — 98.0% (identified cost $28,843,955)		$30,654,063
Other Assets, Less Liabilities — 2.0%		$621,686
Net Assets — 100.0%		$31,275,749

AMBAC - AMBAC Financial Group, Inc.

AMT - Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

FGIC - Financial Guaranty Insurance Company

FHA - Federal Housing Administration

FSA - Financial Security Assurance, Inc.

MBIA - Municipal Bond Insurance Association

XLCA - XL Capital Assurance, Inc.

The Fund invests primarily in debt securities issued by Colorado municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at January 31, 2006, 53.1% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 3.5% to 23.0% of total investments.

(1)  Defaulted bond.

(2)  Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2006, the aggregate value of the securities is $771,208 or 2.5% of the Fund's net assets.

(3)  Security has been issued as a leveraged inverse floater bond. The stated interest rate represents the rate in effect at January 31, 2006.

(4)  Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.

See notes to financial statements

Eaton Vance Connecticut Municipals Fund as of January 31, 2006

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 98.3%
Principal Amount (000's omitted)	Security	Value
Education — 6.6%
$2,050	Connecticut HEFA, (Loomis Chaffee School), 5.25%, 7/1/31	$2,320,026
2,500	Connecticut HEFA, (University of Hartford), 5.25%, 7/1/32	2,614,350
2,000	Connecticut HEFA, (Yale University), 5.00%, 7/1/42	2,066,860
1,350	University of Connecticut, 5.00%, 5/15/23	1,421,955
		$8,423,191
Electric Utilities — 3.4%
$3,135	Connecticut Development Authority, (Connecticut Light and Power), 5.85%, 9/1/28	$3,323,413
1,000	Puerto Rico Electric Power Authority, 5.125%, 7/1/29	1,032,640
		$4,356,053
Escrowed / Prerefunded — 4.5%
$3,010	Connecticut Clean Water Fund, Prerefunded to 10/1/11, 5.50%, 10/1/19	$3,314,401
1,500	Connecticut HEFA, (Loomis Chaffee School), Prerefunded to 7/1/11, 5.25%, 7/1/31	1,639,725
170	Puerto Rico Public Finance Corp., Escrowed to Maturity, 6.00%, 8/1/26	210,309
545	University of Connecticut, Prerefunded to 4/1/12, 5.375%, 4/1/18	599,151
		$5,763,586
General Obligations — 6.8%
$1,750	Connecticut, 0.00%, 11/1/09	$1,535,747
1,270	Danbury, 4.50%, 2/1/14	1,339,977
1,065	Puerto Rico, 0.00%, 7/1/15	724,381
1,000	Puerto Rico, 5.00%, 7/1/25	1,028,320
400	Redding, 5.50%, 10/15/18	459,932
650	Redding, 5.625%, 10/15/19	758,693
1,400	Suffield, 5.00%, 6/15/21	1,550,178
535	Wilton, 5.25%, 7/15/18	605,994
535	Wilton, 5.25%, 7/15/19	608,546
		$8,611,768
Housing — 0.8%
$1,000	Connecticut HFA, 4.70%, 5/15/28	$1,005,770
		$1,005,770

Principal Amount (000's omitted)	Security	Value
Industrial Development Revenue — 7.5%
$3,065	Connecticut Development Authority, Airport Facility, (Signature Flight), (AMT), 6.625%, 12/1/14	$3,070,057
4,500	Eastern Connecticut Resource Recovery Authority, (Wheelabrator Lisbon), (AMT), 5.50%, 1/1/20	4,496,850
700	Puerto Rico Port Authority, (American Airlines), (AMT), 6.25%, 6/1/26	548,709
1,350	Sprague, Environmental Improvement, (International Paper Co.), (AMT), 5.70%, 10/1/21	1,395,306
		$9,510,922
Insured-Education — 9.4%
$1,550	Connecticut HEFA, (Connecticut College), (MBIA), 5.00%, 7/1/32	$1,607,753
1,000	Connecticut HEFA, (Greenwich Academy), (FSA), 5.00%, 3/1/32	1,032,490
1,970	Connecticut HEFA, (Trinity College), (MBIA), 5.00%, 7/1/22	2,087,156
5,305	Connecticut HEFA, (Trinity College), (MBIA), 5.50%, 7/1/21	6,177,142
1,000	Connecticut HEFA, (Westminster School), (MBIA), 5.00%, 7/1/29	1,034,350
		$11,938,891
Insured-Electric Utilities — 1.9%
$1,000	Puerto Rico Electric Power Authority, (MBIA), Variable Rate, 10.075%, 7/1/16(1)(2)	$1,413,100
830	Puerto Rico Electric Power Authority, DRIVERS, (FSA), Variable Rate, 9.27%, 7/1/29(1)(2)	996,008
		$2,409,108
Insured-Escrowed / Prerefunded — 6.7%
$2,500	Connecticut HEFA, (Fairfield University), (MBIA), Prerefunded to 7/1/09, 5.25%, 7/1/25	$2,669,800
1,000	Connecticut Special Tax Transportation Infrastructure, (FSA), Prerefunded to 10/1/11, 5.00%, 10/1/21	1,074,590
2,000	Connecticut, (FSA), Prerefunded to 10/15/12, 5.00%, 10/15/19	2,167,740
10	New Haven, (FGIC), Escrowed to Maturity, 5.00%, 11/1/18	10,835
375	Puerto Rico Infrastructure Financing Authority, (AMBAC), Prerefunded to 1/1/08, Variable Rate, 6.824%, 7/1/28(1)(3)	406,016
515	Puerto Rico, (FGIC), Prerefunded to 7/1/12, 5.00%, 7/1/32	557,348
1,500	Suffield, (MBIA), Prerefunded to 6/15/11, 4.75%, 6/15/21	1,590,060
		$8,476,389

See notes to financial statements

Eaton Vance Connecticut Municipals Fund as of January 31, 2006

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Principal Amount (000's omitted)	Security	Value
Insured-General Obligations — 9.9%
$3,870	Bridgeport, (FGIC), 4.75%, 8/15/21	$3,996,355
2,305	Bridgeport, (FGIC), 5.375%, 8/15/19	2,507,148
1,000	Connecticut, (AMBAC), 5.25%, 6/1/20	1,132,380
1,000	Connecticut, (FGIC), 5.00%, 4/1/24	1,055,830
1,000	New Britain, (MBIA), 6.00%, 3/1/12	1,108,950
2,240	New Haven, (FGIC), 5.00%, 11/1/18	2,388,490
350	Puerto Rico, (FSA), Variable Rate, 9.42%, 7/1/27(1)(2)	415,947
		$12,605,100
Insured-Hospital — 4.6%
$2,000	Connecticut HEFA, (Children's Medical Center), (MBIA), 5.00%, 7/1/21	$2,118,940
1,350	Connecticut HEFA, (Lawrence and Memorial Hospital), (MBIA), 5.00%, 7/1/22	1,351,431
2,335	Connecticut HEFA, (William W. Backus Hospital), (FSA), 5.00%, 7/1/26	2,449,322
		$5,919,693
Insured-Lease Revenue / Certificates of Participation — 3.8%
$3,250	Puerto Rico Public Building Authority, (AMBAC), 5.50%, 7/1/21	$3,743,837
800	Puerto Rico Public Finance Corp., (AMBAC), Variable Rate, 8.88%, 6/1/24(1)(2)	1,067,048
		$4,810,885
Insured-Other Revenue — 1.4%
$550	Connecticut HEFA, (Child Care Facility Program), (AMBAC), 5.00%, 7/1/31	$567,787
1,150	Connecticut HEFA, (Village Families & Children), (AMBAC), 5.00%, 7/1/32	1,190,641
		$1,758,428
Insured-Pooled Loans — 1.3%
$250	Connecticut Higher Education Supplemental Loan Authority, (Family Education Loan Program), (MBIA), (AMT), 4.375%, 11/15/21	$248,718
1,300	Connecticut Higher Education Supplemental Loan Authority, (MBIA), (AMT), 5.25%, 11/15/21	1,352,130
		$1,600,848

Principal Amount (000's omitted)	Security	Value
Insured-Special Tax Revenue — 3.5%
$2,000	Connecticut Special Tax Transportation Infrastructure, (AMBAC), 5.00%, 7/1/24	$2,120,920
1,250	Puerto Rico Infrastructure Financing Authority, (AMBAC), 5.50%, 7/1/23	1,450,113
800	Puerto Rico Infrastructure Financing Authority, (AMBAC), 5.50%, 7/1/28	939,112
		$4,510,145
Insured-Transportation — 10.7%
$5,500	Connecticut Airport, (Bradley International Airport), (FGIC), (AMT), 5.125%, 10/1/26	$5,645,145
500	Guam International Airport Authority, (MBIA), 5.25%, 10/1/23	540,205
1,750	Puerto Rico Highway and Transportation Authority, (AMBAC), 0.00%, 7/1/16	1,139,653
3,000	Puerto Rico Highway and Transportation Authority, (AMBAC), 5.25%, 7/1/38	3,435,210
1,630	Puerto Rico Highway and Transportation Authority, (AMBAC), Variable Rate, 8.663%, 7/1/28(1)(2)	1,804,182
900	Puerto Rico Highway and Transportation Authority, (CIFG), 5.25%, 7/1/41	1,007,712
		$13,572,107
Insured-Water and Sewer — 4.0%
$1,340	South Central Connecticut Regional Water Authority, (FGIC), 5.125%, 8/1/29	$1,410,913
1,530	South Central Connecticut Regional Water Authority, (MBIA), 5.00%, 8/1/25	1,614,303
2,000	South Central Connecticut Regional Water Authority, (MBIA), 5.00%, 8/1/28	2,099,520
		$5,124,736
Lease Revenue / Certificates of Participation — 1.7%
$1,830	Puerto Rico Public Finance Corp., (Commonwealth Appropriation), 6.00%, 8/1/26	$2,174,498
		$2,174,498
Other Revenue — 0.6%
$8,700	Children's Trust Fund, PR, Tobacco Settlement, 0.00%, 5/15/50	$551,232
7,400	Children's Trust Fund, PR, Tobacco Settlement, 0.00%, 5/15/55	251,304
		$802,536

See notes to financial statements

Eaton Vance Connecticut Municipals Fund as of January 31, 2006

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Principal Amount (000's omitted)	Security	Value
Solid Waste — 2.2%
$2,750	Connecticut Resources Recovery Authority, (American REF-FUEL Co.), (AMT), 6.45%, 11/15/22	$2,770,103
		$2,770,103
Special Tax Revenue — 4.6%
$3,180	Connecticut Special Tax Transportation Infrastructure, 6.125%, 9/1/12(4)	$3,563,699
2,000	Connecticut Special Tax Transportation Infrastructure, 6.50%, 10/1/12	2,325,480
		$5,889,179
Transportation — 0.4%
$500	Puerto Rico Highway and Transportation Authority, 5.50%, 7/1/15	$550,925
		$550,925
Water and Sewer — 2.0%
$1,250	Connecticut Clean Water Fund, 6.00%, 10/1/12	$1,402,488
1,100	Stamford, Water Pollution Control System and Facilities, 5.00%, 11/15/32	1,143,417
		$2,545,905
Total Tax-Exempt Investments — 98.3% (identified cost $117,915,870)		$125,130,766
Other Assets, Less Liabilities — 1.7%		$2,218,095
Net Assets — 100.0%		$127,348,861

AMBAC - AMBAC Financial Group, Inc.

AMT - Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

CIFG - CDC IXIS Financial Guaranty North America, Inc.

FGIC - Financial Guaranty Insurance Company

FSA - Financial Security Assurance, Inc.

MBIA - Municipal Bond Insurance Association

The Fund invests primarily in debt securities issued by Connecticut municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at January 31, 2006, 58.1% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 0.8% to 21.6% of total investments.

(1)  Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2006, the aggregate value of the securities is $6,102,301 or 4.8% of the Fund's net assets.

(2)  Security has been issued as a leveraged inverse floater bond. The stated interest rate represents the rate in effect at January 31, 2006.

(3)  Security has been issued as an inverse floater bond. The stated interest rate represents the rate in effect at January 31, 2006.

(4)  Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.

See notes to financial statements

Eaton Vance Michigan Municipals Fund as of January 31, 2006

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 99.8%
Principal Amount (000's omitted)	Security	Value
Education — 3.4%
$1,250	Michigan Higher Education Facilities Authority, (Creative Studies), 5.85%, 12/1/22	$1,286,137
750	Michigan Higher Education Facilities Authority, (Hillsdale College), 5.00%, 3/1/35	762,938
		$2,049,075
Electric Utilities — 1.7%
$1,000	Puerto Rico Electric Power Authority, 5.125%, 7/1/29	$1,032,640
		$1,032,640
General Obligations — 3.1%
$500	Kent County Building Authority, 5.50%, 6/1/26	$584,870
1,250	Puerto Rico Public Buildings Authority, Commonwealth Guaranteed, 5.25%, 7/1/29	1,308,788
		$1,893,658
Health Care-Miscellaneous — 1.1%
$615	Pittsfield Township EDC, (Arbor Hospice), 7.875%, 8/15/27	$641,236
		$641,236
Hospital — 14.4%
$500	Allegan Hospital Finance Authority, (Allegan General Hospital), 7.00%, 11/15/21	$530,740
275	Gaylord Hospital Finance Authority, (Otsego Memorial Hospital Association), 6.20%, 1/1/25	282,865
500	Macomb County Hospital Finance Authority, (Mount Clemens General Hospital) , 5.875%, 11/15/34	507,495
610	Mecosta County, (Michigan General Hospital), 5.75%, 5/15/09	626,250
2,000	Michigan Hospital Finance Authority, (Central Michigan Community Hospital), 6.25%, 10/1/27	2,035,800
1,250	Michigan Hospital Finance Authority, (McLaren Healthcare), 5.00%, 8/1/35	1,273,188
1,500	Michigan Hospital Finance Authority, (Oakwood Hospital), 5.75%, 4/1/32	1,592,445
750	Michigan Hospital Finance Authority, (Sparrow Obligation Group), 5.625%, 11/15/36	788,753
1,000	Michigan Hospital Finance Authority, (Trinity Health), 5.00%, 8/15/34	1,025,920
		$8,663,456

Principal Amount (000's omitted)	Security	Value
Industrial Development Revenue — 1.7%
$1,000	Michigan Strategic Fund, (Waste Management, Inc.), (AMT), 4.625%, 12/1/12	$1,004,130
		$1,004,130
Insured-Education — 4.2%
$1,000	Ferris State University, (AMBAC), 5.00%, 10/1/23(1)	$1,028,040
1,500	Western Michigan University, (FGIC), 5.125%, 11/15/22	1,539,810
		$2,567,850
Insured-Electric Utilities — 4.0%
$2,000	Michigan Strategic Fund Resource Recovery, (Detroit Edison Co.), (MBIA), (AMT), 5.55%, 9/1/29	$2,099,960
300	Michigan Strategic Fund, (Detroit Edison Co.), (FGIC), 6.95%, 5/1/11	345,525
		$2,445,485
Insured-Escrowed / Prerefunded — 21.1%
$2,000	Detroit School District, (FGIC), Prerefunded to 5/1/13, 5.25%, 5/1/28	$2,189,840
3,000	Lake Orion, Community School District, (FGIC), Prerefunded to 5/1/08, 5.125%, 5/1/23	3,112,470
1,000	Novi Building Authority, (FSA), Prerefunded to 10/1/10, 5.50%, 10/1/25	1,091,840
345	Puerto Rico Highway and Transportation Authority, (MBIA), Prerefunded to 7/1/06, Variable Rate, 10.163%, 7/1/26(2)(3)	370,333
2,165	Warren, Water and Sewer, (FSA), Prerefunded to 11/1/11, 5.25%, 11/1/26	2,349,869
2,500	Wyoming Public Schools, (FGIC), Prerefunded to 5/1/08, 5.125%, 5/1/23	2,593,725
1,000	Zeeland Public Schools, (FGIC), Prerefunded to 5/1/09, 5.25%, 5/1/22	1,055,630
		$12,763,707
Insured-General Obligations — 28.0%
$1,000	Ann Arbor, School District, (MBIA), 4.75%, 5/1/29	$1,014,590
1,005	Brighton School District, (AMBAC), 0.00%, 5/1/18	594,437
1,000	Detroit, City School District, (FSA), 6.00%, 5/1/29	1,235,550
1,000	East Lansing, School District, (MBIA), 5.00%, 5/1/30	1,046,290
1,000	Grand Blanc Community Schools, (FSA), 5.00%, 5/1/28	1,043,530
1,000	Healthsource Saginaw, Inc., (MBIA), 5.00%, 5/1/29	1,046,290
1,900	Holland School District, (AMBAC), 0.00%, 5/1/17	1,178,988
1,000	Hudsonville Public Schools, (FSA), 5.00%, 5/1/27	1,049,390
1,000	Hudsonville Public Schools, (FSA), 5.00%, 5/1/29	1,042,120
2,410	Okemos Public Schools, (MBIA), 0.00%, 5/1/16	1,570,308

See notes to financial statements

Eaton Vance Michigan Municipals Fund as of January 31, 2006

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Principal Amount (000's omitted)	Security	Value
Insured-General Obligations (continued)
$2,790	Parchment School District, (MBIA), 5.00%, 5/1/25	$3,064,982
1,000	Plymouth-Canton, Community School District, (FGIC), 5.00%, 5/1/29	1,042,120
350	Puerto Rico, (FSA), Variable Rate, 9.42%, 7/1/27(2)(3)	415,947
1,400	Redford Union School District No.1, (AMBAC), 5.00%, 5/1/22	1,531,726
		$16,876,268
Insured-Housing — 0.6%
$385	Michigan HDA, Rental Housing, (MBIA), (AMT), 5.30%, 10/1/37	$389,354
		$389,354
Insured-Transportation — 7.9%
$1,000	Puerto Rico Highway and Transportation Authority, (AMBAC), 5.25%, 7/1/38	$1,145,070
2,000	Wayne Charter County Airport, Residual Certificates, (MBIA), (AMT), Variable Rate, 6.72%, 12/1/28(2)(4)	2,046,780
1,500	Wayne County, Airport Authority, (MBIA), (AMT), 5.25%, 12/1/26	1,579,365
		$4,771,215
Insured-Water and Sewer — 0.9%
$500	Detroit, Sewer Disposal, (MBIA), 5.00%, 7/1/30	$520,755
		$520,755
Special Tax Revenue — 4.7%
$3,050	Detroit, Downtown Tax Increment, 0.00%, 7/1/16	$1,840,187
2,000	Detroit, Downtown Tax Increment, 0.00%, 7/1/20	970,380
		$2,810,567
Transportation — 3.0%
$750	Kent County Airport Facility, Variable Rate, 10.16%, 1/1/25(2)(4)	$803,205
1,000	Puerto Rico Highway and Transportation Authority, 5.00%, 7/1/36	1,017,850
		$1,821,055
Total Tax-Exempt Investments — 99.8% (identified cost $54,857,390)		$60,250,451
Other Assets, Less Liabilities — 0.2%		$98,248
Net Assets — 100.0%		$60,348,699

AMBAC - AMBAC Financial Group, Inc.

AMT - Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

FGIC - Financial Guaranty Insurance Company

FSA - Financial Security Assurance, Inc.

MBIA - Municipal Bond Insurance Association

The Fund invests primarily in debt securities issued by Michigan municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at January 31, 2006, 66.9% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 9.1% to 24.5% of total investments.

(1)  Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.

(2)  Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2006, the aggregate value of the securities is $3,636,265 or 6.0% of the Fund's net assets.

(3)  Security has been issued as a leveraged inverse floater bond. The stated interest rate represents the rate in effect at January 31, 2006.

(4)  Security has been issued as an inverse floater bond. The stated interest rate represents the rate in effect at January 31, 2006.

See notes to financial statements

Eaton Vance Minnesota Municipals Fund as of January 31, 2006

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 98.2%
Principal Amount (000's omitted)	Security	Value
Education — 10.1%
$1,000	Hopkins, (Blake School), 5.50%, 9/1/24	$1,027,040
1,250	Minnesota Higher Education Facilities Authority, (Hamline University), 6.00%, 10/1/29	1,305,550
575	Minnesota Higher Education Facilities Authority, (Minneapolis College of Art), 5.375%, 5/1/21	595,665
1,380	St. Cloud Housing and Redevelopment Authority, (University Foundation), 5.00%, 5/1/23	1,438,126
		$4,366,381
Electric Utilities — 7.5%
$750	Minnesota Municipal Power Agency, 5.00%, 10/1/34	$764,745
400	Puerto Rico Electric Power Authority, Variable Rate, 6.976%, 7/1/29(1)(2)	426,112
1,980	Rochester Electric, 5.25%, 12/1/30	2,052,884
		$3,243,741
Escrowed / Prerefunded — 5.1%
$1,980	Chaska, Electric, Prerefunded to 10/1/10, 6.10%, 10/1/30	$2,198,948
		$2,198,948
General Obligations — 6.0%
$750	Dakota County, Community Development Agency, (Senior Housing Facilities), 5.00%, 1/1/21	$782,115
825	Minneapolis and St. Paul General Obligation, Metropolitan Airport Commission, (AMT), 4.50%, 1/1/15	843,034
950	Minnesota State, (Duluth Airport), (AMT), 6.25%, 8/1/14	952,081
		$2,577,230
Hospital — 11.5%
$1,000	Maple Grove Health Care, (North Memorial Health Care), 5.00%, 9/1/35	$1,022,270
700	Martin County, (Fairmont Community Hospital Association), 6.625%, 9/1/22	745,423
1,500	Rochester Health Care Facilities, (Mayo Clinic), Variable Rate, 7.71%, 11/15/27(1)(2)	1,634,760
500	Shakopee Health Care Facilities, (St. Francis Regional Medical Center), 5.25%, 9/1/34	511,595
1,000	St. Louis Park, Health Care Facilities Revenue, (Nicollet Health Services), 5.25%, 7/1/30	1,030,470
		$4,944,518

Principal Amount (000's omitted)	Security	Value
Housing — 6.4%
$500	Columbia Heights, Multifamily, (Housing Crest), 6.625%, 4/20/43	$537,760
500	Minneapolis, Multifamily, (Bottineau Commons), (AMT), 5.45%, 4/20/43	513,230
1,650	Minnetonka, Multifamily, (Archer Heights Apartments), (AMT), 6.00%, 1/20/27	1,700,639
		$2,751,629
Industrial Development Revenue — 2.3%
$1,000	Cloquet, (Potlach Corp.), 5.90%, 10/1/26	$1,012,300
		$1,012,300
Insured-Education — 3.7%
$1,000	Minnesota State Colleges and University, (MBIA), 5.00%, 10/1/32	$1,045,570
500	Minnesota State Colleges and University, (St. Cloud St. University), (FSA), 5.00%, 10/1/19	532,775
		$1,578,345
Insured-Electric Utilities — 12.6%
$500	Puerto Rico Electric Power Authority, RITES, (FSA), Variable Rate, 9.453%, 7/1/29(1)(3)	$600,005
950	Southern Minnesota Municipal Power Agency, (MBIA), 0.00%, 1/1/21(4)	498,513
10,000	Southern Minnesota Municipal Power Agency, (MBIA), 0.00%, 1/1/25	4,309,300
		$5,407,818
Insured-General Obligations — 2.9%
$500	Belle Plaine, Independent School District No. 716, (FSA), 4.50%, 2/1/17	$520,389
2,245	Cambridge, Independent School District No. 911, (MBIA), 0.00%, 2/1/29	724,866
		$1,245,255
Insured-Hospital — 3.5%
$1,000	Minneapolis Health Care System, (Fairview Health Services), (AMBAC), 5.00%, 11/15/34	$1,035,960
450	Plymouth, (Westhealth), (FSA), 6.25%, 6/1/16	463,455
		$1,499,415

See notes to financial statements

Eaton Vance Minnesota Municipals Fund as of January 31, 2006

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Principal Amount (000's omitted)	Security	Value
Insured-Lease Revenue / Certificates of Participation — 3.1%
$1,270	Hopkins, Housing and Redevelopment Authority, (Public Works and Fire Station), (MBIA), 5.00%, 2/1/20	$1,346,949
		$1,346,949
Insured-Other Revenue — 2.0%
$800	St. Paul, Housing and Redevelopment Authority, (Block 19), (FSA), 5.35%, 8/1/29	$854,968
		$854,968
Insured-Special Tax Revenue — 2.5%
$1,000	Washington County, Housing and Redevelopment Authority, (Annual Appropriation), (MBIA), 5.50%, 2/1/32	$1,059,890
		$1,059,890
Insured-Transportation — 4.8%
$475	Minneapolis and St. Paul Metropolitan Airport Commission, (AMBAC), 5.00%, 1/1/27	$495,995
1,500	Minneapolis and St. Paul Metropolitan Airport Commission, (FGIC), 5.25%, 1/1/32	1,571,085
		$2,067,080
Miscellaneous — 4.9%
$2,000	Minneapolis, Art Center Facilities, (Walker Art Center), 5.125%, 7/1/21	$2,089,520
		$2,089,520
Pooled Loans — 3.7%
$1,605	Minneapolis, Community Development Agency, Common Bond Fund, (AMT), 6.80%, 12/1/24	$1,613,474
		$1,613,474

Principal Amount (000's omitted)	Security	Value
Senior Living / Life Care — 5.6%
$1,000	Columbia Heights, Multifamily, (Crestview Corp.), 6.00%, 3/1/33	$1,005,170
670	Minneapolis, (Walker Methodist Senior Services), 6.00%, 11/15/28	661,739
975	St. Paul, Housing and Redevelopment, (Care Institute, Inc.- Highland), 8.75%, 11/1/24(5)	751,218
		$2,418,127
Total Tax-Exempt Investments — 98.2% (identified cost $39,614,077)		$42,275,588
Other Assets, Less Liabilities — 1.8%		$793,801
Net Assets — 100.0%		$43,069,389

AMBAC - AMBAC Financial Group, Inc.

AMT - Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

FGIC - Financial Guaranty Insurance Company

FSA - Financial Security Assurance, Inc.

MBIA - Municipal Bond Insurance Association

The Fund invests primarily in debt securities issued by Minnesota municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at January 31, 2006, 35.6% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 3.6% to 21.3% of total investments.

(1)  Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2006, the aggregate value of the securities is $2,660,877 or 6.2% of the Fund's net assets.

(2)  Security has been issued as an inverse floater bond. The stated interest rate represents the rate in effect at January 31, 2006.

(3)  Security has been issued as a leveraged inverse floater bond. The stated interest rate represents the rate in effect at January 31, 2006.

(4)  Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.

(5)  Security is in default and making only partial interest payments.

See notes to financial statements

Eaton Vance New Jersey Municipals Fund as of January 31, 2006

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 98.8%
Principal Amount (000's omitted)	Security	Value
Cogeneration — 0.4%
$1,000	New Jersey EDA, (Trigen Trenton), (AMT), 6.20%, 12/1/07	$1,007,150
		$1,007,150
Education — 0.4%
$1,000	New Jersey Educational Facilities Authority, (Stevens Institute of Technology), 5.25%, 7/1/32	$1,033,750
		$1,033,750
Electric Utilities — 4.8%
$9,000	Puerto Rico Electric Power Authority, 0.00%, 7/1/17	$5,599,530
2,000	Puerto Rico Electric Power Authority, 0.00%, 7/1/17	1,244,340
2,000	Puerto Rico Electric Power Authority, Variable Rate, 6.976%, 7/1/29(1)(2)	2,130,560
2,500	Salem County, Pollution Control Financing, (Public Services Enterprise Group, Inc.), (AMT), 5.75%, 4/1/31	2,652,475
		$11,626,905
General Obligations — 1.1%
$3,000	Mercer County Improvement Authority, 0.00%, 4/1/10	$2,583,450
		$2,583,450
Health Care-Miscellaneous — 0.5%
$1,205	New Jersey EDA, (Hudson County Occupational Center), 6.50%, 7/1/18	$1,244,476
		$1,244,476
Hospital — 12.6%
$600	Camden County, Improvement Authority, (Cooper Health System), 5.00%, 2/15/25	$602,802
1,350	Camden County, Improvement Authority, (Cooper Health System), 5.00%, 2/15/35	1,332,652
1,200	Camden County, Improvement Authority, (Cooper Health System), 5.25%, 2/15/27	1,222,884
2,250	Camden County, Improvement Authority, (Cooper Health System), 5.75%, 2/15/34	2,368,462
2,000	New Jersey Health Care Facilities Financing Authority, (Atlantic City Medical Center), 5.75%, 7/1/25	2,151,180
3,000	New Jersey Health Care Facilities Financing Authority, (Capital Health System), 5.25%, 7/1/17	3,081,870
2,625	New Jersey Health Care Facilities Financing Authority, (Capital Health System), 5.375%, 7/1/33	2,705,745

Principal Amount (000's omitted)	Security	Value
Hospital (continued)
$1,505	New Jersey Health Care Facilities Financing Authority, (Hackensack University Medical Center), 6.00%, 1/1/34	$1,601,997
2,700	New Jersey Health Care Facilities Financing Authority, (Hackensack University Medical Center), 6.00%, 1/1/25	2,886,084
1,020	New Jersey Health Care Facilities Financing Authority, (Hunterdon Medical Center), 5.125%, 7/1/35	1,038,921
2,000	New Jersey Health Care Facilities Financing Authority, (Robert Wood Johnson University Hospital), 5.75%, 7/1/31	2,127,440
1,800	New Jersey Health Care Facilities Financing Authority, (Saint Peters University Hospital), 6.875%, 7/1/30	1,962,648
1,800	New Jersey Health Care Facilities Financing Authority, (Saint Peters University Hospital), 6.875%, 7/1/20	1,988,370
550	New Jersey Health Care Facilities Financing Authority, (St. Elizabeth's Hospital), 6.00%, 7/1/20	572,005
2,000	New Jersey Health Care Facilities Financing Authority, (St. Elizabeth's Hospital), 6.00%, 7/1/27	2,071,620
2,500	New Jersey Health Care Facilities Financing Authority, (Trinitas Hospital), 7.50%, 7/1/30	2,783,275
		$30,497,955
Housing — 3.2%
$7,640	New Jersey Housing & Mortgage Finance Agency, (AMT), 5.00%, 10/1/36	$7,717,852
		$7,717,852
Industrial Development Revenue — 4.1%
$1,875	New Jersey EDA, (Continental Airlines), (AMT), 6.25%, 9/15/29	$1,740,337
1,875	New Jersey EDA, (Continental Airlines), (AMT), 9.00%, 6/1/33	2,049,787
1,500	New Jersey EDA, (Holt Hauling), (AMT), 7.90%, 3/1/27(3)	1,448,250
5,640	New Jersey EDA, (Holt Hauling), (AMT), 8.95%, 12/15/18(3)	4,799,640
		$10,038,014
Insured-Electric Utilities — 1.3%
$1,300	Puerto Rico Electric Power Authority, (MBIA), Variable Rate, 10.075%, 7/1/16(1)(4)	$1,837,030
1,180	Puerto Rico Electric Power Authority, DRIVERS, (FSA), Variable Rate, 9.27%, 7/1/29(1)(4)	1,416,012
		$3,253,042

See notes to financial statements

Eaton Vance New Jersey Municipals Fund as of January 31, 2006

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Principal Amount (000's omitted)	Security	Value
Insured-Escrowed / Prerefunded — 3.5%
$2,155	New Jersey EDA, RITES, (FSA), Prerefunded to 5/1/09, Variable Rate, 8.584%, 5/1/18(1)(4)	$2,471,397
110	New Jersey Turnpike Authority, (MBIA), Escrowed to Maturity, 6.50%, 1/1/16	129,688
1,565	New Jersey Turnpike Authority, (MBIA), Escrowed to Maturity, 6.50%, 1/1/16	1,841,489
3,775	Puerto Rico Infrastructure Financing Authority, (AMBAC), Prerefunded to 1/1/08, Variable Rate, 6.824%, 7/1/28(1)(2)	4,087,230
		$8,529,804
Insured-Gas Utilities — 4.2%
$10,000	New Jersey EDA, New Jersey Natural Gas Co., (FGIC), 4.90%, 10/1/40	$10,109,100
		$10,109,100
Insured-General Obligations — 6.7%
$2,000	Branchburg Township Board of Education, (FSA), 5.00%, 2/1/26	$2,067,380
1,325	Colts Neck Township Board of Education, (FSA), 5.00%, 2/1/23	1,440,752
1,650	Colts Neck Township Board of Education, (FSA), 5.00%, 2/1/27	1,775,202
2,132	Elmwood Park Board of Education, (FSA), 4.50%, 8/1/29	2,130,465
1,000	High Bridge Board of Education, (FSA), 5.00%, 2/15/26	1,112,700
5,350	Irvington Township, (FSA), 0.00%, 7/15/22	2,588,918
5,350	Irvington Township, (FSA), 0.00%, 7/15/23	2,464,531
2,000	Irvington Township, (FSA), 0.00%, 7/15/24	874,980
1,750	Madison Boro Board of Education, (MBIA), 4.75%, 7/15/35	1,771,910
		$16,226,838
Insured-Hospital — 5.7%
$4,250	New Jersey EDA, (Hillcrest Health Services), (AMBAC), 0.00%, 1/1/19	$2,419,313
3,000	New Jersey EDA, (Hillcrest Health Services), (AMBAC), 0.00%, 1/1/21	1,544,670
10,970	New Jersey EDA, (St. Barnabas Medical Center), (MBIA), 0.00%, 7/1/26	4,283,017
2,890	New Jersey Health Care Facilities Financing Authority, (St. Barnabas Health Center), (MBIA), Variable Rate, 7.834%, 7/1/28(1)(4)	2,976,064
6,000	New Jersey Health Care Facilities Financing Authority, (St. Barnabas Medical Center), (MBIA), 0.00%, 7/1/23	2,726,640
		$13,949,704

Principal Amount (000's omitted)	Security	Value
Insured-Lease Revenue / Certificates of Participation — 0.9%
$2,255	Gloucester County Improvement Authority, (MBIA), 4.75%, 9/1/30	$2,290,516
		$2,290,516
Insured-Private Education — 1.0%
$2,450	New Jersey Educational Facilities Authority, (Kean University), (MBIA), 4.50%, 7/1/37	$2,385,590
		$2,385,590
Insured-Special Tax Revenue — 4.3%
$10,620	Garden State Preservation Trust, (FSA), 0.00%, 11/1/24	$4,585,185
10,000	Garden State Preservation Trust, (FSA), 0.00%, 11/1/27	3,695,200
2,000	New Jersey EDA, (Motor Vehicle Surcharges), (MBIA), 5.25%, 7/1/26	2,260,800
		$10,541,185
Insured-Transportation — 16.4%
$1,675	Delaware River Port Authority, (FSA), 5.20%, 1/1/25	$1,777,376
3,250	Delaware River Port Authority, (FSA), 5.20%, 1/1/27	3,435,315
5,500	Delaware River Port Authority, (FSA), 5.75%, 1/1/26	5,901,170
325	New Jersey Turnpike Authority, (MBIA), 6.50%, 1/1/16	381,557
5,000	New Jersey Turnpike Authority, RITES, (MBIA), Variable Rate, 9.354%, 1/1/16(2)	6,740,400
1,500	Newark Housing Authority, (Newark Marine Terminal), (MBIA), 5.00%, 1/1/25	1,567,215
2,500	Newark Housing Authority, (Newark Marine Terminal), (MBIA), 5.00%, 1/1/37	2,584,900
2,100	Puerto Rico Highway and Transportation Authority, (AGC), 5.00%, 7/1/45	2,164,344
4,635	Puerto Rico Highway and Transportation Authority, (CIFG), 5.25%, 7/1/41	5,189,717
3,000	Puerto Rico Highway and Transportation Authority, (XLCA), 5.50%, 7/1/36	3,327,540
5,800	South Jersey Transportation Authority, (FGIC), 4.50%, 11/1/35	5,701,516
1,100	South Jersey Transportation Authority, (FGIC), 5.00%, 11/1/33	1,143,780
		$39,914,830
Insured-Water and Sewer — 3.4%
$2,285	Middlesex County Utilities Authority, (MBIA), 6.25%, 8/15/10	$2,432,817
13,840	North Hudson Sewer Authority, (MBIA), 0.00%, 8/1/25	5,751,627
		$8,184,444

See notes to financial statements

Eaton Vance New Jersey Municipals Fund as of January 31, 2006

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Principal Amount (000's omitted)	Security	Value
Lease Revenue / Certificates of Participation — 4.0%
$720	Atlantic City, Public Facilities Lease Agreement, 8.875%, 1/15/14	$928,900
785	Atlantic City, Public Facilities Lease Agreement, 8.875%, 1/15/15	1,032,424
2,591	New Jersey Building Authority, (Garden State Savings Bonds), 0.00%, 6/15/10	2,205,563
1,650	New Jersey EDA, (Economic Recovery), Contract Lease, 0.00%, 9/15/09	1,448,519
5,500	New Jersey EDA, (Economic Recovery), Contract Lease, 0.00%, 3/15/13	4,160,970
		$9,776,376
Other Revenue — 3.9%
$16,000	Children's Trust Fund, PR, Tobacco Settlement, 0.00%, 5/15/50	$1,013,760
13,600	Children's Trust Fund, PR, Tobacco Settlement, 0.00%, 5/15/55	461,856
2,000	Puerto Rico Infrastructure Financing Authority, Variable Rate, 10.168%, 10/1/34(1)(4)	2,483,780
3,175	Tobacco Settlement Financing Corp., 6.75%, 6/1/39	3,567,208
1,500	Tobacco Settlement Financing Corp., Variable Rate, 10.555%, 6/1/39(1)(2)	1,870,605
		$9,397,209
Pooled Loans — 0.3%
$800	New Jersey Higher Educational Student Loan Bonds, (AMT), 0.00%, 7/1/10	$604,216
		$604,216
Senior Living / Life Care — 2.8%
$2,650	New Jersey EDA, (Fellowship Village), 5.50%, 1/1/18	$2,688,478
2,115	New Jersey EDA, (Fellowship Village), 5.50%, 1/1/25	2,129,319
3,390	New Jersey EDA, (Forsgate), (AMT), 8.625%, 6/1/25(5)	2,036,000
		$6,853,797
Special Tax Revenue — 1.6%
$3,500	New Jersey EDA, (Cigarette Tax), Variable Rate, 7.89%, 6/15/34(1)(2)	$3,862,460
		$3,862,460
Transportation — 9.3%
$19,000	Port Authority of New York and New Jersey, 6.125%, 6/1/94(6)	$22,653,130
		$22,653,130

Principal Amount (000's omitted)	Security	Value
Water and Sewer — 2.4%
$5,565	New Jersey EDA, (Atlantic City Sewer), (AMT), 5.45%, 4/1/28	$5,740,854
		$5,740,854
Total Tax-Exempt Investments — 98.8% (identified cost $221,255,559)		$240,022,647
Other Assets, Less Liabilities — 1.2%		$2,903,266
Net Assets — 100.0%		$242,925,913

AGC - Assured Guaranty Corp.

AMBAC - AMBAC Financial Group, Inc.

AMT - Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

CIFG - CDC IXIS Financial Guaranty North America, Inc.

FGIC - Financial Guaranty Insurance Company

FSA - Financial Security Assurance, Inc.

MBIA - Municipal Bond Insurance Association

XLCA - XL Capital Assurance, Inc.

The Fund invests primarily in debt securities issued by New Jersey municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at January 31, 2006, 48.1% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 0.9% to 17.5% of total investments.

(1)  Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2006, the aggregate value of the securities is $23,135,138 or 9.5% of the Fund's net assets.

(2)  Security has been issued as an inverse floater bond. The stated interest rate represents the rate in effect at January 31, 2006.

(3)  Defaulted bond.

(4)  Security has been issued as a leveraged inverse floater bond. The stated interest rate represents the rate in effect at January 31, 2006.

(5)  Security is in default and making only partial interest payments.

(6)  Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.

See notes to financial statements

Eaton Vance Pennsylvania Municipals Fund as of January 31, 2006

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 100.6%
Principal Amount (000's omitted)	Security	Value
Cogeneration — 3.5%
$1,435	Carbon County IDA, (Panther Creek Partners), (AMT), 6.65%, 5/1/10	$1,538,162
5,000	Pennsylvania EDA, (Northampton Generating), (AMT), 6.50%, 1/1/13	4,999,550
1,000	Pennsylvania EDA, (Northampton Generating), (AMT), 6.60%, 1/1/19	1,009,830
		$7,547,542
Education — 0.5%
$1,100	Lehigh County, General Purpose Authority, (Cedar Crest College), 6.70%, 4/1/26	$1,126,213
		$1,126,213
Electric Utilities — 2.1%
$2,000	Pennsylvania EDA, (Reliant Energy, Inc.), (AMT), 6.75%, 12/1/36	$2,132,240
2,250	York County IDA, Pollution Control, (Public Service Enterprise Group, Inc.), 5.50%, 9/1/20	2,376,427
		$4,508,667
Escrowed / Prerefunded — 0.9%
$1,835	Grove City, Area Hospital Authority, (Grove Manor), Prerefunded to 8/15/08, 6.625%, 8/15/29	$1,921,410
		$1,921,410
General Obligations — 0.5%
$1,000	Radnor Township, 5.125%, 7/15/34	$1,047,830
		$1,047,830
Health Care-Miscellaneous — 3.0%
$2,000	Allegheny County IDA, (Residual Resources, Inc.), 6.50%, 9/1/21	$2,123,000
700	Allegheny County, (Residential Resources, Inc.), 6.60%, 9/1/31	737,471
3,500	Chester County HEFA, (Devereux Foundation), 6.00%, 11/1/29	3,667,265
		$6,527,736

Principal Amount (000's omitted)	Security	Value
Hospital — 12.5%
$3,060	Hazelton Health Service Authority, (Hazelton General Hospital), 5.50%, 7/1/27	$2,797,636
1,150	Horizon Hospital Systems Authority, (Horizon Hospital Systems, Inc.), 6.35%, 5/15/26	1,179,394
2,500	Lancaster County, Hospital Authority, 5.50%, 3/15/26	2,617,775
2,150	Lebanon County Health Facility Authority, (Good Samaritan Hospital), 6.00%, 11/15/35	2,307,552
5,000	Lehigh County, General Purpose Authority, (Lehigh Valley Health Network), 5.25%, 7/1/32	5,136,200
2,000	Monroe County, Hospital Authority, (Pocono Medical Center), 6.00%, 1/1/43	2,127,720
1,110	Montgomery County Higher Education and Health Authority, (Catholic Health East), 5.375%, 11/15/34	1,160,505
4,100	Pennsylvania HEFA, (UPMC Health System), 6.00%, 1/15/31	4,480,562
2,850	St. Mary Hospital Authority, (Catholic Health East), 5.375%, 11/15/34	2,979,675
1,885	Washington County Hospital Authority, (Monongahela Hospital), 5.50%, 6/1/17	2,009,806
		$26,796,825
Industrial Development Revenue — 1.6%
$500	Erie IDA, (International Paper), (AMT), 5.85%, 12/1/20	$516,555
1,500	New Morgan IDA, (Browning-Ferris Industries, Inc.), (AMT), 6.50%, 4/1/19	1,496,415
1,500	Pennsylvania EDA, (Waste Management, Inc.), (AMT), 5.10%, 10/1/27	1,505,790
		$3,518,760
Insured-Education — 2.1%
$1,000	Chester County, IDA Educational Facility, (Westtown School), (AMBAC), 5.00%, 1/1/31	$1,028,560
1,350	Lycoming County Authority, (Pennsylvania College of Technology), (AMBAC), 5.25%, 5/1/32(1)	1,426,963
2,000	Pennsylvania HEFA, (University of the Science in Philadelphia), (XLCA), 4.75%, 11/1/33	2,015,500
		$4,471,023
Insured-Electric Utilities — 8.3%
$8,000	Beaver IDA, (Ohio Edison Co.), (AMBAC), 7.05%, 10/1/20	$8,183,280
2,000	Lehigh County IDA, (PPL Electric Utilities Corp.), (FGIC), 4.70%, 9/1/29	2,016,260
5,500	Lehigh County IDA, (PPL Electric Utilities Corp.), (FGIC), 4.75%, 2/15/27	5,586,790
1,665	Puerto Rico Electric Power Authority, (FSA), Variable Rate, 9.27%, 7/1/29(2)(3)	1,998,017
		$17,784,347

See notes to financial statements

Eaton Vance Pennsylvania Municipals Fund as of January 31, 2006

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Principal Amount (000's omitted)	Security	Value
Insured-Escrowed / Prerefunded — 12.8%
$2,540	Allegheny County Sanitation Authority, (MBIA), Prerefunded to 12/1/10, 5.50%, 12/1/30	$2,767,101
2,500	Erie School District, (MBIA), Escrowed to Maturity, 0.00%, 5/1/19	1,411,700
2,625	Erie School District, (MBIA), Escrowed to Maturity, 0.00%, 5/1/20	1,407,892
2,625	Erie School District, (MBIA), Escrowed to Maturity, 0.00%, 5/1/21	1,335,652
3,625	Erie School District, (MBIA), Escrowed to Maturity, 0.00%, 5/1/22	1,750,585
1,750	Lower Moreland, Township Authority, Sewer Revenue, (FSA), Prefefunded to 8/1/09, 5.00%, 8/1/29	1,840,772
1,430	Mars Area, School District, (MBIA), Escrowed to Maturity, 0.00%, 3/1/14	1,033,561
2,320	McKeesport Area School District, (AMBAC), Escrowed to Maturity, 0.00%, 10/1/25	946,699
1,365	Pennsylvania Turnpike Commission, (AMBAC), Escrowed to Maturity, 4.75%, 12/1/27	1,382,376
2,750	Pennsylvania Turnpike Commission, (AMBAC), Prerefunded to 7/15/11, 5.00%, 7/15/41	2,973,547
1,000	Philadelphia School District, (FSA), Prerefunded to 2/1/12, 5.50%, 2/1/31	1,104,260
865	Puerto Rico Highway and Transportation Authority, (MBIA), Prerefunded to 7/1/06, Variable Rate, 10.163%, 7/1/26(2)(3)	928,517
4,845	Westmoreland Municipal Authority, (FGIC), Escrowed to Maturity, 0.00%, 8/15/19	2,698,423
5,400	Westmoreland Municipal Authority, (FGIC), Escrowed to Maturity, 0.00%, 8/15/20	2,859,894
5,780	Westmoreland Municipal Authority, (FGIC), Escrowed to Maturity, 0.00%, 8/15/20	3,056,753
		$27,497,732
Insured-General Obligations — 19.6%
$2,170	Elizabeth Forward School District, (MBIA), 0.00%, 9/1/20	$1,138,859
2,170	Elizabeth Forward School District, (MBIA), 0.00%, 9/1/21	1,081,333
2,170	Elizabeth Forward School District, (MBIA), 0.00%, 9/1/22	1,027,386
2,170	Elizabeth Forward School District, (MBIA), 0.00%, 9/1/23	975,372
4,350	Erie School District, (AMBAC), 0.00%, 9/1/30	1,371,773
1,075	Greater Nanticoke Area School District, (MBIA), 0.00%, 10/15/28	373,799
1,075	Greater Nanticoke Area School District, (MBIA), 0.00%, 10/15/29	356,148
2,365	Harrisburg, (AMBAC), 0.00%, 3/15/17	1,466,395
5,175	Hazelton School District, (FGIC), 0.00%, 3/1/21	2,637,077
1,000	Hopewell School District, (FSA), 0.00%, 9/1/22	472,220
2,000	Hopewell School District, (FSA), 0.00%, 9/1/26	766,220

Principal Amount (000's omitted)	Security	Value
Insured-General Obligations (continued)
$1,315	Lake Lehman School District, (MBIA), 0.00%, 4/1/26	$513,060
1,100	McKeesport Area School District, (AMBAC), 0.00%, 10/1/25	443,718
2,340	McKeesport Area School District, (AMBAC), 0.00%, 10/1/27	853,398
5,400	Northampton County, (FSA), 5.25%, 10/1/30	5,747,058
7,000	Philadelphia School District, (FGIC), 5.125%, 6/1/34	7,295,890
2,530	Philadelphia, (FSA), 5.00%, 3/15/28	2,595,426
3,355	Philadelphia, (FSA), 5.25%, 9/15/25	3,556,266
3,300	Puerto Rico, (FSA), Variable Rate, 9.42%, 7/1/27(2)(3)	3,921,786
500	Puerto Rico, (MBIA), Variable Rate, 10.075%, 7/1/20(2)(3)	727,710
655	Rochester Area School District, (AMBAC), 0.00%, 5/1/10	561,715
4,000	Spring Ford School District, (FGIC), 4.75%, 3/1/25	4,036,960
		$41,919,569
Insured-Hospital — 4.4%
$3,750	Allegheny County Hospital Authority, (Magee-Womens Hospital), (FGIC), 0.00%, 10/1/15	$2,496,638
4,000	Pennsylvania Higher Educational Facilities Authority, (UPMC Health System), (FSA), 5.00%, 8/1/29	4,110,760
1,250	Sharon Health System Authority, (Sharon Regional Health System), (MBIA), 5.00%, 12/1/28	1,276,263
1,310	Washington County Hospital Authority, (Washington Hospital), (AMBAC), 5.50%, 7/1/17	1,466,309
		$9,349,970
Insured-Lease Revenue / Certificates of Participation — 0.3%
$500	Puerto Rico Public Finance Corp., (AMBAC), Variable Rate, 8.88%, 6/1/24(2)(3)	$666,905
		$666,905
Insured-Special Tax Revenue — 0.3%
$635	Pennsylvania Turnpike Commission, Franchise Tax Revenue, (AMBAC), 4.75%, 12/1/27	$639,896
		$639,896
Insured-Transportation — 9.4%
$1,600	Allegheny County Port Authority, (FGIC), 5.00%, 3/1/29	$1,650,256
5,000	Pennsylvania Turnpike Commission, (FSA), 5.25%, 7/15/30	5,677,300
2,810	Pennsylvania Turnpike Commission, (FSA), Variable Rate, 9.20%, 1/15/23(2)(3)	3,933,326
2,100	Puerto Rico Highway and Transportation Authority, (AGC), 5.00%, 7/1/45	2,164,344
6,000	Puerto Rico Highway and Transportation Authority, (CIFG), 5.25%, 7/1/41	6,718,080
		$20,143,306

See notes to financial statements

Eaton Vance Pennsylvania Municipals Fund as of January 31, 2006

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Principal Amount (000's omitted)	Security	Value
Insured-Utilities — 4.3%
$5,500	Philadelphia Gas Works Revenue, (FSA), 5.00%, 7/1/28	$5,630,405
2,700	Philadelphia Gas Works Revenue, (FSA), Variable Rate, 9.64%, 7/1/17(2)(3)	3,614,193
		$9,244,598
Insured-Water and Sewer — 3.5%
$460	Allegheny County Sanitation Authority, (MBIA), 5.50%, 12/1/30	$496,391
1,000	Harrisburg Authority Water Revenue, (FSA), 5.00%, 7/15/29	1,033,100
2,500	Philadelphia Water and Wastewater, (FGIC), Variable Rate, 8.535%, 11/1/31(2)(3)	2,735,550
3,000	Pittsburgh Water and Sewer Authority, (AMBAC), 5.125%, 12/1/27	3,174,630
		$7,439,671
Nursing Home — 4.0%
$2,000	Allegheny County HDA, (Villa St. Joseph), 6.00%, 8/15/28	$1,982,860
620	Chartiers Valley IDA, (Beverly Enterprises, Inc.), 5.375%, 6/1/07	620,223
1,510	Green County IDA, (Beverly Enterprises, Inc.), 5.75%, 3/1/13	1,512,295
3,060	Montgomery IDA, (Advancement of Geriatric Health Care Institute), 8.375%, 7/1/23	3,068,170
1,280	Westmoreland County IDA, (Highland Health Systems, Inc.), 9.25%, 6/1/22	1,280,717
		$8,464,265
Senior Living / Life Care — 5.7%
$1,210	Bucks County IDA, (Pennswood), 6.00%, 10/1/27	$1,283,411
2,500	Cliff House Trust, (AMT), 6.625%, 6/1/27	1,469,050
1,700	Crawford County Hospital Authority, (Wesbury United Methodist Community), 6.25%, 8/15/29	1,759,126
4,050	Delaware County, (White Horse Village), 7.50%, 7/1/18	4,159,229
1,835	Lancaster County, Hospital Authority, (Willow Valley Retirement Communities), 5.875%, 6/1/31	1,927,539
500	Montgomery County Higher Education and Health Authority, (Faulkeways at Gwynedd), 6.75%, 11/15/24	529,790
1,100	Philadelphia HEFA, (The Philadelphia Protestant Home), 6.50%, 7/1/27	1,109,812
		$12,237,957

Principal Amount (000's omitted)	Security	Value
Transportation — 1.3%
$1,000	Delaware River Joint Toll Bridge Commission, 5.00%, 7/1/28	$1,029,920
1,000	Erie Municipal Airport Authority, (AMT), 5.875%, 7/1/16	1,003,000
750	Pennsylvania EDA, (Amtrak), (AMT), 6.25%, 11/1/31	806,625
		$2,839,545
Total Tax-Exempt Investments — 100.6% (identified cost $201,419,087)		$215,693,767
Other Assets, Less Liabilities — (0.6)%		$(1,360,117)
Net Assets — 100.0%		$214,333,650

AGC - Assured Guaranty Corp.

AMBAC - AMBAC Financial Group, Inc.

AMT - Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

CIFG - CDC IXIS Financial Guaranty North America, Inc.

FGIC - Financial Guaranty Insurance Company

FSA - Financial Security Assurance, Inc.

MBIA - Municipal Bond Insurance Association

XLCA - XL Capital Assurance, Inc.

The Fund invests primarily in debt securities issued by Pennsylvania municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at January 31, 2006, 64.5% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 0.9% to 21.3% of total investments.

(1)  Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.

(2)  Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2006, the aggregate value of the securities is $18,526,004 or 8.6% of the Fund's net assets.

(3)  Security has been issued as a leveraged inverse floater bond. The stated interest rate represents the rate in effect at January 31, 2006.

See notes to financial statements

Eaton Vance Municipals Funds as of January 31, 2006

FINANCIAL STATEMENTS (Unaudited)

Statements of Assets and Liabilities

As of January 31, 2006

	Arizona Fund	Colorado Fund	Connecticut Fund	Michigan Fund
Assets
Investments —
Identified cost	$69,963,307	$28,843,955	$117,915,870	$54,857,390
Unrealized appreciation	5,265,971	1,810,108	7,214,896	5,393,061
Investments, at value	$75,229,278	$30,654,063	$125,130,766	$60,250,451
Cash	$222,170	$272,359	$1,093,813	$—
Receivable for Fund shares sold	17,668	95,000	218,122	21,430
Interest receivable	553,711	354,114	1,331,776	683,590
Total assets	$76,022,827	$31,375,536	$127,774,477	$60,955,471
Liabilities
Payable for Fund shares redeemed	$131,332	$11,699	$67,676	$55,665
Payable for daily variation margin on open financial futures contracts	24,375	12,937	34,312	10,734
Demand note payable	—	—	—	300,000
Dividends payable	93,742	34,014	194,073	91,231
Due to custodian	—	—	—	81,217
Payable to affiliate for investment advisory fees	21,115	5,242	39,915	15,347
Payable to affiliate for distribution and service fees	22,387	10,179	39,344	15,225
Accrued expenses	31,491	25,716	50,296	37,353
Total liabilities	$324,442	$99,787	$425,616	$606,772
Net Assets	$75,698,385	$31,275,749	$127,348,861	$60,348,699
Sources of Net Assets
Paid-in capital	$73,937,430	$30,256,113	$121,914,041	$56,104,796
Accumulated net realized loss (computed on the basis of identified cost)	(3,494,487)	(722,574)	(1,534,166)	(1,134,301)
Undistributed (distributions in excess of) net investment income	32,680	(44,964)	(201,234)	(4,479)
Net unrealized appreciation (computed on the basis of identified cost)	5,222,762	1,787,174	7,170,220	5,382,683
Total	$75,698,385	$31,275,749	$127,348,861	$60,348,699
Class A Shares
Net Assets	$61,015,173	$23,715,108	$99,736,963	$52,699,753
Shares Outstanding	6,268,627	2,449,036	9,424,210	5,517,814
Net Asset Value, Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$9.73	$9.68	$10.58	$9.55
Maximum Offering Price Per Share (100 ÷ 95.25 of net assets value per share)	$10.22	$10.16	$11.11	$10.03
Class B Shares
Net Assets	$14,482,112	$7,560,641	$27,611,898	$7,648,946
Shares Outstanding	1,338,482	717,504	2,622,315	800,750
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$10.82	$10.54	$10.53	$9.55
Class C Shares
Net Assets	$201,100
Shares Outstanding	18,587
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$10.82

On sales of $25,000 or more, the offering price of Class A shares is reduced.

See notes to financial statements

Eaton Vance Municipals Funds as of January 31, 2006

FINANCIAL STATEMENTS (Unaudited) CONT'D

Statements of Assets and Liabilities

As of January 31, 2006

	Minnesota Fund	New Jersey Fund	Pennsylvania Fund
Assets
Investments —
Identified cost	$39,614,077	$221,255,559	$201,419,087
Unrealized appreciation	2,661,511	18,767,088	14,274,680
Investments, at value	$42,275,588	$240,022,647	$215,693,767
Cash	$855,100	$517,612	$—
Receivable for investments sold	—	618,456	—
Receivable for Fund shares sold	162,955	280,231	298,554
Interest receivable	521,359	2,405,924	2,181,295
Total assets	$43,815,002	$243,844,870	$218,173,616
Liabilities
Payable for Fund shares redeemed	$627,478	$207,323	$246,527
Payable for daily variation margin on open financial futures contracts	15,000	126,562	112,500
Demand note payable	—	—	2,900,000
Dividends payable	49,187	338,674	362,039
Due to custodian	—	—	1,490
Payable to affiliate for investment advisory fees	8,874	85,502	74,442
Payable to affiliate for distribution and service fees	14,751	83,924	65,087
Accrued expenses	30,323	76,972	77,881
Total liabilities	$745,613	$918,957	$3,839,966
Net Assets	$43,069,389	$242,925,913	$214,333,650
Sources of Net Assets
Paid-in capital	$41,836,776	$228,835,717	$213,545,249
Accumulated net realized loss (computed on the basis of identified cost)	(1,360,743)	(4,709,072)	(12,853,046)
Undistributed (distributions in excess of) net investment income	(41,565)	127,431	(147,871)
Net unrealized appreciation (computed on the basis of identified cost)	2,634,921	18,671,837	13,789,318
Total	$43,069,389	$242,925,913	$214,333,650
Class A Shares
Net Assets	$31,949,444	$176,252,935	$168,450,144
Shares Outstanding	3,436,538	16,963,963	16,994,235
Net Asset Value, Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$9.30	$10.39	$9.91
Maximum Offering Price Per Share (100 ÷ 95.25 of net assets value per share)	$9.76	$10.91	$10.40
Class B Shares
Net Assets	$11,053,581	$66,456,576	$45,685,242
Shares Outstanding	1,105,048	6,128,264	4,456,215
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$10.00	$10.84	$10.25
Class C Shares
Net Assets	$66,364	$216,402	$198,264
Shares Outstanding	6,629	19,959	19,333
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$10.01	$10.84	$10.26

On sales of $25,000 or more, the offering price of Class A shares is reduced.

See notes to financial statements

Eaton Vance Municipals Funds as of January 31, 2006

FINANCIAL STATEMENTS (Unaudited) CONT'D

Statements of Operations

For the Six Months Ended January 31, 2006

	Arizona Fund	Colorado Fund	Connecticut Fund	Michigan Fund
Investment Income
Interest	$1,983,391	$765,346	$3,208,793	$1,583,748
Total investment income	$1,983,391	$765,346	$3,208,793	$1,583,748
Expenses
Investment adviser fee	$125,176	$30,687	$245,603	$93,008
Trustees fees and expenses	3,559	878	4,614	3,559
Distribution and service fees
Class A	59,967	22,737	101,298	53,373
Class B	74,406	37,830	140,486	38,301
Class C	245	—	—	—
Legal and accounting services	22,099	17,690	21,244	21,066
Printing and postage	3,859	3,104	7,170	5,535
Custodian fee	29,075	17,495	47,417	25,474
Transfer and dividend disbursing agent	16,120	7,265	33,393	22,456
Registration fees	3,943	700	1,000	3,400
Miscellaneous	7,857	6,049	13,313	10,243
Total expenses	$346,306	$144,435	$615,538	$276,415
Deduct — Reduction of custodian fee	$10,512	$4,326	$8,982	$3,598
Total expense reductions	$10,512	$4,326	$8,982	$3,598
Net expenses	$335,794	$140,109	$606,556	$272,817
Net investment income	$1,647,597	$625,237	$2,602,237	$1,310,931
Realized and Unrealized Gain (Loss)
Net realized gain (loss) —
Investment transactions (identified cost basis)	$(26,771)	$68,091	$302,258	$124,931
Financial futures contracts	451,853	250,550	694,243	265,998
Net realized gain	$425,082	$318,641	$996,501	$390,929
Change in unrealized appreciation (depreciation) —
Investments (identified cost basis)	$(578,155)	$(207,428)	$(1,609,493)	$(722,504)
Financial futures contracts	(205,824)	(138,000)	(400,082)	(174,590)
Net change in unrealized appreciation (depreciation)	$(783,979)	$(345,428)	$(2,009,575)	$(897,094)
Net realized and unrealized loss	$(358,897)	$(26,787)	$(1,013,074)	$(506,165)
Net increase in net assets from operations	$1,288,700	$598,450	$1,589,163	$804,766

See notes to financial statements

Eaton Vance Municipals Funds as of January 31, 2006

FINANCIAL STATEMENTS (Unaudited) CONT'D

Statements of Operations

For the Six Months Ended January 31, 2006

	Minnesota Fund	New Jersey Fund	Pennsylvania Fund
Investment Income
Interest	$1,160,097	$6,474,762	$5,860,495
Total investment income	$1,160,097	$6,474,762	$5,860,495
Expenses
Investment adviser fee	$54,495	$519,964	$448,375
Trustees fees and expenses	879	7,136	7,075
Distribution and service fees
Class A	31,449	176,468	167,469
Class B	60,200	331,336	222,238
Class C	34	152	6
Legal and accounting services	22,201	29,771	27,232
Printing and postage	3,908	12,441	13,311
Custodian fee	21,972	74,397	65,046
Transfer and dividend disbursing agent	13,343	68,120	73,513
Registration fees	53	1,420	2,255
Miscellaneous	9,002	24,292	33,134
Total expenses	$217,536	$1,245,497	$1,059,654
Deduct — Reduction of custodian fee	$5,367	$6,757	$14,740
Total expense reductions	$5,367	$6,757	$14,740
Net expenses	$212,169	$1,238,740	$1,044,914
Net investment income	$947,928	$5,236,022	$4,815,581
Realized and Unrealized Gain (Loss)
Net realized gain (loss) —
Investment transactions (identified cost basis)	$162,557	$2,966,125	$(76,228)
Financial futures contracts	284,890	1,342,240	2,672,464
Net realized gain	$447,447	$4,308,365	$2,596,236
Change in unrealized appreciation (depreciation) —
Investments (identified cost basis)	$(416,681)	$(5,185,720)	$(1,108,011)
Financial futures contracts	(135,000)	(1,103,249)	(1,548,288)
Net change in unrealized appreciation (depreciation)	$(551,681)	$(6,288,969)	$(2,656,299)
Net realized and unrealized loss	$(104,234)	$(1,980,604)	$(60,063)
Net increase in net assets from operations	$843,694	$3,255,418	$4,755,518

See notes to financial statements

Eaton Vance Municipals Funds as of January 31, 2006

FINANCIAL STATEMENTS (Unaudited) CONT'D

Statements of Changes in Net Assets

For the Six Months Ended January 31, 2006

Increase (Decrease) in Net Assets	Arizona Fund	Colorado Fund	Connecticut Fund	Michigan Fund
From operations —
Net investment income	$1,647,597	$625,237	$2,602,237	$1,310,931
Net realized gain from invesment transactions and financial futures contracts	425,082	318,641	996,501	390,929
Net change in unrealized appreciation (depreciation) from invesments and financial futures contracts	(783,979)	(345,428)	(2,009,575)	(897,094)
Net increase in net assets from operations	$1,288,700	$598,450	$1,589,163	$804,766
Distributions to shareholders —
From net investment income
Class A	$(1,340,467)	$(490,279)	$(2,098,685)	$(1,143,460)
Class B	(291,946)	(141,804)	(500,714)	(142,676)
Class C	(827)	—	—	—
Total distributions to shareholders	$(1,633,240)	$(632,083)	$(2,599,399)	$(1,286,136)
Transactions in shares of beneficial interest —
Proceeds from sale of shares
Class A	$4,194,183	$2,058,992	$5,199,159	$3,584,074
Class B	267,040	157,753	468,694	300,942
Class C	200,000	—	—	—
Net asset value of shares issued to shareholders in payment of distributions declared
Class A	883,244	329,112	1,122,697	676,919
Class B	188,701	81,940	272,427	72,817
Cost of shares redeemed
Class A	(2,978,770)	(1,382,115)	(9,275,692)	(5,005,732)
Class B	(2,243,674)	(314,618)	(2,597,430)	(780,852)
Net asset value of shares exchanged
Class A	580,926	687,138	1,093,783	337,717
Class B	(580,926)	(687,138)	(1,093,783)	(337,717)
Net increase (decrease) in net assets from Fund share transactions	$510,724	$931,064	$(4,810,145)	$(1,151,832)
Net increase (decrease) in net assets	$166,184	$897,431	$(5,820,381)	$(1,633,202)
Net Assets
At beginning of period	$75,532,201	$30,378,318	$133,169,242	$61,981,901
At end of period	$75,698,385	$31,275,749	$127,348,861	$60,348,699
Undistributed (distributions in excess of) net investment income included in net assets
At end of period	$32,680	$(44,964)	$(201,234)	$(4,479)

See notes to financial statements

Eaton Vance Municipals Funds as of January 31, 2006

FINANCIAL STATEMENTS (Unaudited) CONT'D

Statements of Changes in Net Assets

For the Six Months Ended January 31, 2006

Increase (Decrease) in Net Assets	Minnesota Fund	New Jersey Fund	Pennsylvania Fund
From operations —
Net investment income	$947,928	$5,236,022	$4,815,581
Net realized gain from invesment transactions and financial futures contracts	447,447	4,308,365	2,596,236
Net change in unrealized appreciation (depreciation) from investments and financial futures contracts	(551,681)	(6,288,969)	(2,656,299)
Net increase in net assets from operations	$843,694	$3,255,418	$4,755,518
Distributions to shareholders —
From net investment income
Class A	$(701,694)	$(3,876,551)	$(3,919,022)
Class B	(235,877)	(1,270,386)	(915,794)
Class C	(90)	(507)	(18)
Total distributions to shareholders	$(937,661)	$(5,147,444)	$(4,834,834)
Transactions in shares of beneficial interest —
Proceeds from sale of shares
Class A	$3,068,660	$8,319,062	$7,995,258
Class B	540,041	2,298,220	2,064,439
Class C	66,318	215,006	198,355
Net asset value of shares issued to shareholders in payment of distributions declared
Class A	491,291	2,413,829	2,217,222
Class B	148,019	730,557	454,091
Class C	90	507	18
Cost of shares redeemed
Class A	(3,346,486)	(12,398,322)	(10,347,069)
Class B	(2,620,411)	(4,613,486)	(2,650,100)
Net asset value of shares exchanged
Class A	548,771	3,629,287	1,911,170
Class B	(548,771)	(3,629,287)	(1,911,170)
Net decrease in net assets from Fund share transactions	$(1,652,478)	$(3,034,627)	$(67,786)
Net decrease in net assets	$(1,746,445)	$(4,926,653)	$(147,102)
Net Assets
At beginning of period	$44,815,834	$247,852,566	$214,480,752
At end of period	$43,069,389	$242,925,913	$214,333,650
Undistributed (distributions in excess) of net investment income included in net assets
At end of period	$(41,565)	$127,431	$(147,871)

See notes to financial statements

Eaton Vance Municipals Funds as of January 31, 2006

FINANCIAL STATEMENTS CONT'D

Statements of Changes in Net Assets

For the Year Ended July 31, 2005

Increase (Decrease) in Net Assets	Arizona Fund	Colorado Fund	Connecticut Fund	Michigan Fund
From operations —
Net investment income	$3,062,839	$1,287,035	$5,549,917	$2,835,745
Net realized gain (loss) from invesment transactions and financial futures contracts	(2,733,234)	(594,387)	(1,728,024)	390,820
Net change in unrealized appreciation (depreciation) from invesments and financial futures contracts	3,581,581	1,005,952	2,489,546	677,070
Net increase in net assets from operations	$3,911,186	$1,698,600	$6,311,439	$3,903,635
Distributions to shareholders —
From net investment income
Class A	$(2,318,469)	$(939,386)	$(4,412,818)	$(2,504,865)
Class B	(739,505)	(379,270)	(1,234,451)	(371,803)
Total distributions to shareholders	$(3,057,974)	$(1,318,656)	$(5,647,269)	$(2,876,668)
Transactions in shares of beneficial interest —
Proceeds from sale of shares
Class A	$16,305,155	$2,304,958	$10,399,553	$2,725,461
Class B	1,075,844	211,095	1,210,830	412,231
Net asset value of shares issued to shareholders in payment of distributions declared
Class A	1,269,346	584,624	2,492,243	1,415,999
Class B	394,407	220,659	713,567	190,907
Cost of shares redeemed
Class A	(8,961,301)	(1,828,830)	(10,509,495)	(6,873,400)
Class B	(2,820,787)	(1,773,895)	(4,878,507)	(2,394,086)
Net asset value of shares exchanged
Class A	1,427,399	1,036,501	2,977,357	1,063,145
Class B	(1,427,399)	(1,036,501)	(2,977,357)	(1,063,145)
Net increase (decrease) in net assets from Fund share transactions	$7,262,664	$(281,389)	$(571,809)	$(4,522,888)
Net increase (decrease) in net assets	$8,115,876	$98,555	$92,361	$(3,495,921)
Net Assets
At beginning of year	$67,416,325	$30,279,763	$133,076,881	$65,477,822
At end of year	$75,532,201	$30,378,318	$133,169,242	$61,981,901
Undistributed (distributions in excess of) net investment income included in net assets
At end of year	$18,323	$(38,118)	$(204,072)	$(29,274)

See notes to financial statements

Eaton Vance Municipals Funds as of January 31, 2006

FINANCIAL STATEMENTS CONT'D

Statements of Changes in Net Assets

For the Year Ended July 31, 2005

Increase (Decrease) in Net Assets	Minnesota Fund	New Jersey Fund	Pennsylvania Fund
From operations —
Net investment income	$1,902,281	$10,740,548	$10,227,557
Net realized loss from invesment transactions and financial futures contracts	(1,124,039)	(5,489,132)	(5,104,797)
Net change in unrealized appreciation (depreciation) from investments and financial futures contracts	2,066,399	13,637,689	9,139,575
Net increase in net assets from operations	$2,844,641	$18,889,105	$14,262,335
Distributions to shareholders —
From net investment income
Class A	$(1,334,488)	$(7,803,321)	$(8,116,130)
Class B	(548,401)	(2,968,623)	(2,120,355)
Total distributions to shareholders	$(1,882,889)	$(10,771,944)	$(10,236,485)
Transactions in shares of beneficial interest —
Proceeds from sale of shares
Class A	$2,226,851	$14,343,249	$16,263,298
Class B	425,259	5,865,563	3,613,105
Net asset value of shares issued to shareholders in payment of distributions declared
Class A	896,290	4,883,466	4,675,845
Class B	322,746	1,788,115	1,060,125
Cost of shares redeemed
Class A	(2,956,675)	(16,512,623)	(17,079,460)
Class B	(1,640,730)	(11,023,369)	(6,515,383)
Net asset value of shares exchanged
Class A	1,072,987	5,418,284	3,353,532
Class B	(1,072,987)	(5,418,284)	(3,353,532)
Net increase (decrease) in net assets from Fund share transactions	$(726,259)	$(655,599)	$2,017,530
Net increase in net assets	$235,493	$7,461,562	$6,043,380
Net Assets
At beginning of year	$44,580,341	$240,391,004	$208,437,372
At end of year	$44,815,834	$247,852,566	$214,480,752
Undistributed (distributions in excess of) net investment income included in net assets
At end of year	$(51,832)	$38,853	$(128,618)

See notes to financial statements

Eaton Vance Municipals Funds as of January 31, 2006

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	Arizona Fund — Class A
	Six Months Ended January 31, 2006		Year Ended July 31,
	(Unaudited)(1)		2005(1)	2004(1)	2003(1)	2002(1)(2)	2001(1)
Net asset value — Beginning of period	$9.780		$9.650	$9.550	$9.730	$9.680	$9.480
Income (loss) from operations
Net investment income	$0.221		$0.467	$0.493	$0.482	$0.485	$0.529
Net realized and unrealized gain (loss)	0.022		0.131	0.088	(0.182)	0.045	0.163
Total income from operations	$0.243		$0.598	$0.581	$0.300	$0.530	$0.692
Less distributions
From net investment income	$(0.293)		$(0.468)	$(0.481)	$(0.480)	$(0.480)	$(0.492)
Total distributions	$(0.293)		$(0.468)	$(0.481)	$(0.480)	$(0.480)	$(0.492)
Net asset value — End of period	$9.730		$9.780	$9.650	$9.550	$9.730	$9.680
Total Return(3)	1.75%		6.31%	6.15%	3.06%	5.67%	7.46%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$61,015		$58,597	$47,945	$9,174	$7,342	$5,413
Ratios (As a percentage of average daily net assets):
Expenses(4)	0.76	%(6)	0.78%	0.78%	0.76%	0.78%	0.84%
Expenses after custodian fee reduction(4)	0.73	%(6)	0.76%	0.77%	0.75%	0.78%	0.82%
Net investment income	4.51	%(6)	4.79%	5.10%	4.90%	5.05%	5.50%
Portfolio Turnover of the Portfolio(5)	—		0%	10%	6%	27%	26%
Portfolio Turnover of the Fund	11%		16%	—	—	—	—

(1)  Net investment income per share was computed using average shares outstanding.

(2)  The Fund, through its investment in the Portfolio, has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended July 31, 2002 was to increase net investment income per share by $0.001, decrease net realized and unrealized gains per share by $0.001 and increase the ratio of net investment income to average net assets from 5.04% to 5.05%. Per-share data and ratios for the periods prior to August 1, 2001 have not been restated to reflect this change in presentation.

(3)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.

(4)  Includes the Fund's share of its corresponding Portfolio's allocated expenses while the Fund was making investments directly into the Portfolio.

(5)  Portfolio turnover represents the rate of portfolio activity for the period while the Fund was making investments directly into the Portfolio.

(6)  Annualized.

See notes to financial statements

Eaton Vance Municipals Funds as of January 31, 2006

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	Arizona Fund — Class B
	Six Months Ended January 31, 2006		Year Ended July 31,
	(Unaudited)(1)		2005(1)		2004(1)	2003(1)	2002(1)(2)	2001(1)
Net asset value — Beginning of period	$10.870		$10.730		$10.620	$10.830	$10.770	$10.540
Income (loss) from operations
Net investment income	$0.206		$0.441		$0.470	$0.456	$0.461	$0.494
Net realized and unrealized gain (loss)	(0.054)		0.139		0.096	(0.211)	0.054	0.203
Total income from operations	$0.152		$0.580		$0.566	$0.245	$0.515	$0.697
Less distributions
From net investment income	$(0.202)		$(0.440)		$(0.456)	$(0.455)	$(0.455)	$(0.467)
Total distributions	$(0.202)		$(0.440)		$(0.456)	$(0.455)	$(0.455)	$(0.467)
Net asset value — End of period	$10.820		$10.870		$10.730	$10.620	$10.830	$10.770
Total Return(3)	1.42%		5.68	%(4)	5.38%	2.22%	4.92%	6.73%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$14,482		$16,935		$19,471	$59,399	$63,117	$66,376
Ratios (As a percentage of average daily net assets):
Expenses(5)	1.51	%(7)	1.53%		1.53%	1.51%	1.53%	1.59%
Expenses after custodian fee reduction(5)	1.48	%(7)	1.51%		1.52%	1.50%	1.53%	1.57%
Net investment income	3.77	%(7)	4.07%		4.33%	4.17%	4.32%	4.62%
Portfolio Turnover of the Portfolio(6)	—		0%		10%	6%	27%	26%
Portfolio Turnover of the Fund	11%		16%		—	—	—	—

(1)  Net investment income per share was computed using average shares outstanding.

(2)  The Fund, through its investment in the Portfolio, has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended July 31, 2002 was to increase net investment income per share by $0.001, decrease net realized and unrealized gains per share by $0.001 and increase the ratio of net investment income to average net assets from 4.31% to 4.32%. Per-share data and ratios for the periods prior to August 1, 2001 have not been restated to reflect this change in presentation.

(3)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.

(4)  Total return reflects an increase of 0.18% due to a change in the timing of the payment and reinvestment of distributions.

(5)  Includes the Fund's share of its corresponding Portfolio's allocated expenses while the Fund was making investments directly into the Portfolio.

(6)  Portfolio turnover represents the rate of portfolio activity for the period while the Fund was making investments directly into the Portfolio.

(7)  Annualized.

See notes to financial statements

Eaton Vance Municipals Funds as of January 31, 2006

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	Arizona Fund — Class C
	Period Ended January 31, 2006 (Unaudited)(1)(2)
Net asset value — Beginning of period	$10.760
Income (loss) from operations
Net investment income	$0.044
Net realized and unrealized gain	0.064
Total income from operations	$0.108
Less distributions
From net investment income	$(0.048)
Total distributions	$(0.048)
Net asset value — End of period	$10.820
Total Return(3)	0.99%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$201
Ratios (As a percentage of average daily net assets):
Expenses	1.51	%(4)
Expenses after custodian fee reduction	1.48	%(4)
Net investment income	3.15	%(4)
Portfolio Turnover of the Fund	11	%(5)

(1)  Net investment income per share was computed using average shares outstanding.

(2)  For the period from the start of business on December 16, 2005 to January 31, 2006.

(3)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.

(4)  Annualized.

(5)  For the Fund fiscal period, August 1, 2005 to January 31, 2006.

See notes to financial statements

Eaton Vance Municipals Funds as of January 31, 2006

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	Colorado Fund — Class A
	Six Months Ended January 31, 2006		Year Ended July 31,
	(Unaudited)(1)		2005(1)	2004(1)	2003(1)	2002(1)(2)		2001
Net asset value — Beginning of period	$9.690		$9.570	$9.440	$9.680	$9.680		$9.160
Income (loss) from operations
Net investment income	$0.207		$0.435	$0.460	$0.464	$0.481		$0.479
Net realized and unrealized gain (loss)	(0.007)		0.131	0.132	(0.228)	(0.001	)(3)	0.535
Total income from operations	$0.200		$0.566	$0.592	$0.236	$0.480		$1.014
Less distributions
From net investment income	$(0.210)		$(0.446)	$(0.462)	$(0.476)	$(0.480)		$(0.494)
Total distributions	$(0.210)		$(0.446)	$(0.462)	$(0.476)	$(0.480)		$(0.494)
Net asset value — End of period	$9.680		$9.690	$9.570	$9.440	$9.680		$9.680
Total Return(4)	2.09%		6.02%	6.33%	2.42%	5.13%		11.35%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$23,715		$22,044	$19,700	$8,709	$6,379		$2,726
Ratios (As a percentage of average daily net assets):
Expenses(5)	0.75	%(6)	0.75%	0.75%	0.73%	0.80%		0.86%
Expenses after custodian fee reduction(5)	0.72	%(6)	0.74%	0.75%	0.71%	0.78%		0.82%
Net investment income	4.26	%(6)	4.50%	4.78%	4.78%	5.01%		5.06%
Portfolio Turnover of the Portfolio(7)	—		3%	6%	21%	18%		18%
Portfolio Turnover of the Fund	14%		16%	—	—	—		—

(1)  Net investment income per share was computed using average shares outstanding.

(2)  The Fund, through its investment in the Portfolio, has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended July 31, 2002 was to increase net investment income per share by $0.001, increase net realized and unrealized losses per share by $0.001 and increase the ratio of net investment income to average net assets from 4.99% to 5.01%. Per-share data and ratios for the periods prior to August 1, 2001 have not been restated to reflect this change in presentation.

(3)  Per share amount is not in accord with the net realized and unrealized gain (loss) on investments for the period because of the timing of sales of Fund shares and the amount of the per share realized and unrealized gains and losses at such time.

(4)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.

(5)  Includes the Fund's share of its corresponding Portfolio's allocated expenses while the Fund was making investments directly into the Portfolio.

(6)  Annualized.

(7)  Portfolio turnover represents the rate of portfolio activity for the period while the Fund was making investments directly into the Portfolio.

See notes to financial statements

Eaton Vance Municipals Funds as of January 31, 2006

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	Colorado Fund — Class B
	Six Months Ended January 31, 2006		Year Ended July 31,
	(Unaudited)(1)		2005(1)		2004(1)	2003(1)	2002(1)(2)	2001
Net asset value — Beginning of period	$10.550		$10.420		$10.280	$10.540	$10.540	$9.970
Income (loss) from operations
Net investment income	$0.186		$0.398		$0.421	$0.427	$0.447	$0.444
Net realized and unrealized gain (loss)	(0.008)		0.138		0.143	(0.244)	0.001	0.588
Total income from operations	$0.178		$0.536		$0.564	$0.183	$0.448	$1.032
Less distributions
From net investment income	$(0.188)		$(0.406)		$(0.424)	$(0.443)	$(0.448)	$(0.462)
Total distributions	$(0.188)		$(0.406)		$(0.424)	$(0.443)	$(0.448)	$(0.462)
Net asset value — End of period	$10.540		$10.550		$10.420	$10.280	$10.540	$10.540
Total Return(3)	1.71%		5.41	%(4)	5.53%	1.70%	4.37%	10.58%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$7,561		$8,334		$10,579	$28,242	$30,116	$27,730
Ratios (As a percentage of average daily net assets):
Expenses(5)	1.50	%(6)	1.50%		1.50%	1.48%	1.55%	1.62%
Expenses after custodian fee reduction(5)	1.47	%(6)	1.49%		1.50%	1.46%	1.53%	1.58%
Net investment income	3.52	%(6)	3.78%		4.00%	4.04%	4.28%	4.33%
Portfolio Turnover of the Portfolio(7)	—		3%		6%	21%	18%	18%
Portfolio Turnover of the Fund	14%		16%		—	—	—	—

(1)  Net investment income per share was computed using average shares outstanding.

(2)  The Fund, through its investment in the Portfolio, has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended July 31, 2002 was to increase net investment income per share by $0.001, decrease net realized and unrealized gains per share by $0.001 and increase the ratio of net investment income to average net assets from 4.26% to 4.28%. Per-share data and ratios for the periods prior to August 1, 2001 have not been restated to reflect this change in presentation.

(3)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.

(4)  Total return reflects an increase of 0.16% due to a change in the timing of the payment and reinvestment of distributions.

(5)  Includes the Fund's share of its corresponding Portfolio's allocated expenses while the Fund was making investments directly into the Portfolio.

(6)  Annualized.

(7)  Portfolio turnover represents the rate of portfolio activity for the period while the Fund was making investments directly into the Portfolio.

See notes to financial statements

Eaton Vance Municipals Funds as of January 31, 2006

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	Connecticut Fund — Class A
	Six Months Ended January 31, 2006		Year Ended July 31,
	(Unaudited)(1)		2005(1)	2004(1)	2003(1)	2002(1)(2)	2001(1)
Net asset value — Beginning of period	$10.660		$10.610	$10.540	$10.750	$10.750	$10.140
Income (loss) from operations
Net investment income	$0.221		$0.461	$0.488	$0.494	$0.508	$0.518
Net realized and unrealized gain (loss)	(0.080)		0.057	0.070	(0.195)	0.007	0.601
Total income from operations	$0.141		$0.518	$0.558	$0.299	$0.515	$1.119
Less distributions
From net investment income	$(0.221)		$(0.468)	$(0.488)	$(0.509)	$(0.515)	$(0.509)
Total distributions	$(0.221)		$(0.468)	$(0.488)	$(0.509)	$(0.515)	$(0.509)
Net asset value — End of period	$10.580		$10.660	$10.610	$10.540	$10.750	$10.750
Total Return(3)	1.34%		4.96%	5.34%	2.76%	4.92%	11.30%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$99,737		$102,378	$96,559	$25,210	$22,436	$12,752
Ratios (As a percentage of average daily net assets):
Expenses(4)	0.77	%(5)	0.78%	0.79%	0.77%	0.82%	0.86%
Expenses after custodian fee reduction(4)	0.76	%(5)	0.77%	0.79%	0.77%	0.80%	0.83%
Net investment income	4.15	%(5)	4.31%	4.58%	4.55%	4.76%	4.95%
Portfolio Turnover of the Portfolio(6)	—		2%	15%	19%	22%	14%
Portfolio Turnover of the Fund	13%		14%	—	—	—	—

(1)  Net investment income per share was computed using average shares outstanding.

(2)  The Fund, through its investment in the Portfolio, has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended July 31, 2002 was to increase net investment income per share by $0.001, decrease net realized and unrealized gains per share by $0.001 and increase the ratio of net investment income to average net assets from 4.75% to 4.76%. Per-share data and ratios for the periods prior to August 1, 2001 have not been restated to reflect this change in presentation.

(3)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.

(4)  Includes the Fund's share of its corresponding Portfolio's allocated expenses while the Fund was making investments directly into the Portfolio.

(5)  Annualized.

(6)  Portfolio turnover represents the rate of portfolio activity for the period while the Fund was making investments directly into the Portfolio.

See notes to financial statements

Eaton Vance Municipals Funds as of January 31, 2006

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	Connecticut Fund — Class B
	Six Months Ended January 31, 2006		Year Ended July 31,
	(Unaudited)(1)		2005(1)		2004(1)	2003(1)	2002(1)(2)	2001(1)
Net asset value — Beginning of period	$10.610		$10.560		$10.490	$10.700	$10.700	$10.090
Income (loss) from operations
Net investment income	$0.181		$0.380		$0.404	$0.411	$0.429	$0.440
Net realized and unrealized gain (loss)	(0.081)		0.056		0.071	(0.194)	0.004	0.598
Total income from operations	$0.100		$0.436		$0.475	$0.217	$0.433	$1.038
Less distributions
From net investment income	$(0.180)		$(0.386)		$(0.405)	$(0.427)	$(0.433)	$(0.428)
Total distributions	$(0.180)		$(0.386)		$(0.405)	$(0.427)	$(0.433)	$(0.428)
Net asset value — End of period	$10.530		$10.610		$10.560	$10.490	$10.700	$10.700
Total Return(3)	0.95%		4.36	%(4)	4.55%	1.99%	4.13%	10.48%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$27,612		$30,791		$36,518	$122,822	$128,349	$126,304
Ratios (As a percentage of average daily net assets):
Expenses(5)	1.52	%(6)	1.53%		1.54%	1.52%	1.57%	1.60%
Expenses after custodian fee reduction(5)	1.51	%(6)	1.52%		1.54%	1.52%	1.55%	1.57%
Net investment income	3.40	%(6)	3.57%		3.77%	3.82%	4.03%	4.24%
Portfolio Turnover of the Portfolio(7)	—		2%		15%	19%	22%	14%
Portfolio Turnover of the Fund	13%		14%		—	—	—	—

(1)  Net investment income per share was computed using average shares outstanding.

(2)  The Fund, through its investment in the Portfolio, has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended July 31, 2002 was to increase net investment income per share by $0.001, decrease net realized and unrealized gains per share by $0.001 and increase the ratio of net investment income to average net assets from 4.02% to 4.03%. Per-share data and ratios for the periods prior to August 1, 2001 have not been restated to reflect this change in presentation.

(3)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.

(4)  Total return reflects an increase of 0.16% due to a change in the timing of the payment and reinvestment of distributions.

(5)  Includes the Fund's share of its corresponding Portfolio's allocated expenses while the Fund was making investments directly into the Portfolio.

(6)  Annualized.

(7)  Portfolio turnover represents the rate of portfolio activity for the period while the Fund was making investments directly into the Portfolio.

See notes to financial statements

Eaton Vance Municipals Funds as of January 31, 2006

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	Michigan Fund — Class A
	Six Months Ended January 31, 2006		Year Ended July 31,
	(Unaudited)(1)		2005(1)	2004(1)	2003(1)	2002(1)(2)	2001(1)
Net asset value — Beginning of period	$9.630		$9.480	$9.400	$9.590	$9.570	$9.040
Income (loss) from operations
Net investment income	$0.211		$0.435	$0.456	$0.476	$0.486	$0.479
Net realized and unrealized gain (loss)	(0.084)		0.156	0.086	(0.190)	0.010	0.526
Total income from operations	$0.127		$0.591	$0.542	$0.286	$0.496	$1.005
Less distributions
From net investment income	$(0.207)		$(0.441)	$(0.462)	$(0.476)	$(0.476)	$(0.475)
Total distributions	$(0.207)		$(0.441)	$(0.462)	$(0.476)	$(0.476)	$(0.475)
Net asset value — End of period	$9.550		$9.630	$9.480	$9.400	$9.590	$9.570
Total Return(3)	1.33%		6.34%	5.83%	2.96%	5.34%	11.37%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$52,700		$53,522	$54,332	$4,079	$3,308	$2,838
Ratios (As a percentage of average daily net assets):
Expenses(4)	0.80	%(5)	0.80%	0.81%	0.79%	0.80%	0.86%
Expenses after custodian fee reduction(4)	0.79	%(5)	0.79%	0.80%	0.78%	0.80%	0.85%
Net investment income	4.37	%(5)	4.53%	4.81%	4.92%	5.11%	5.12%
Portfolio Turnover of the Portfolio(6)	—		2%	16%	12%	7%	8%
Portfolio Turnover of the Fund	7%		21%	—	—	—	—

(1)  Net investment income per share was computed using average shares outstanding.

(2)  The Fund, through its investment in the Portfolio, has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended July 31, 2002 was to increase net investment income per share by $0.001, decrease net realized and unrealized gains per share by $0.001, and increase the ratio of net investment income to average net assets from 5.10% to 5.11%. Per-share data and ratios for the periods prior to August 1, 2001 have not been restated to reflect this change in presentation.

(3)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.

(4)  Includes the Fund's share of its corresponding Portfolio's allocated expenses while the Fund was making investments directly into the Portfolio.

(5)  Annualized.

(6)  Portfolio turnover represents the rate of portfolio activity for the period while the Fund was making investments directly into the Portfolio.

See notes to financial statements

Eaton Vance Municipals Funds as of January 31, 2006

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	Michigan Fund - Class B
	Six Months Ended January 31, 2006		Year Ended July 31,
	(Unaudited)(1)(2)		2005(1)(2)		2004(1)(2)	2003(1)(2)	2002(1)(2)(3)	2001(1)(2)
Net asset value — Beginning of period	$9.630		$9.480		$9.400	$9.590	$9.570	$9.040
Income (loss) from operations
Net investment income	$0.175		$0.364		$0.398	$0.406	$0.413	$0.409
Net realized and unrealized gain (loss)	(0.084)		0.154		0.072	(0.193)	0.010	0.523
Total income (loss) from operations	$0.091		$0.518		$0.470	$0.213	$0.423	$0.932
Less distributions
From net investment income	$(0.171)		$(0.368)		$(0.390)	$(0.403)	$(0.403)	$(0.402)
Total distributions	$(0.171)		$(0.368)		$(0.390)	$(0.403)	$(0.403)	$(0.402)
Net asset value — End of period	$9.550		$9.630		$9.480	$9.400	$9.590	$9.570
Total Return(4)	1.00%		5.76	%(5)	4.96%	2.19%	4.50%	10.59%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$7,649		$8,460		$11,146	$66,608	$73,107	$77,957
Ratios (As a percentage of average daily net assets):
Expenses(6)	1.55	%(7)	1.55%		1.56%	1.54%	1.55%	1.60%
Expenses after custodian fee reduction(6)	1.54	%(7)	1.54%		1.55%	1.53%	1.55%	1.59%
Net investment income	3.62	%(7)	3.80%		4.14%	4.20%	4.34%	4.38%
Portfolio Turnover of the Portfolio(8)	—		2%		16%	12%	7%	8%
Portfolio Turnover of the Fund	7%		21%		—	—	—	—

(1)  Net investment income per share was computed using average shares outstanding.

(2)  Per share data have ben restated to reflect the effects of a 1.1167883-for-1 stock split effective on November 11, 2005.

(3)  The Fund, through its investment in the Portfolio, has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended July 31, 2002 was to increase net investment income per share by $0.001, decrease net realized and unrealized gains per share by $0.001, and increase the ratio of net investment income to average net assets from 4.33% to 4.34%. Per-share data and ratios for the periods prior to August 1, 2001 have not been restated to reflect this change in presentation.

(4)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.

(5)  Total return reflects an increase of 0.17% due to a change in the timing of the payment and reinvestment of distributions.

(6)  Includes the Fund's share of its corresponding Portfolio's allocated expenses while the Fund was making investments directly into the Portfolio.

(7)  Annualized.

(8)  Portfolio turnover represents the rate of portfolio activity for the period while the Fund was making investments directly into the Portfolio.

See notes to financial statements

Eaton Vance Municipals Funds as of January 31, 2006

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	Minnesota Fund — Class A
	Six Months Ended January 31, 2006		Year Ended July 31,
	(Unaudited)(1)		2005(1)	2004(1)	2003(1)	2002(1)(2)	2001
Net asset value — Beginning of period	$9.320		$9.110	$9.090	$9.310	$9.410	$9.070
Income (loss) from operations
Net investment income	$0.211		$0.422	$0.432	$0.449	$0.504	$0.488
Net realized and unrealized gain (loss)	(0.023)		0.206	0.029	(0.185)	(0.118)	0.336
Total income from operations	$0.188		$0.628	$0.461	$0.264	$0.386	$0.824
Less distributions
From net investment income	$(0.208)		$(0.418)	$(0.441)	$(0.484)	$(0.486)	$(0.484)
Total distributions	$(0.208)		$(0.418)	$(0.441)	$(0.484)	$(0.486)	$(0.484)
Net asset value — End of period	$9.300		$9.320	$9.110	$9.090	$9.310	$9.410
Total Return(3)	2.05%		7.02%	5.12%	2.86%	4.22%	9.29%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$31,949		$31,245	$29,369	$8,956	$7,370	$5,364
Ratios (As a percentage of average daily net assets):
Expenses(4)	0.77	%(5)	0.78%	0.79%	0.78%	0.77%	0.87%
Expenses after custodian fee reduction(4)	0.75	%(5)	0.77%	0.79%	0.76%	0.75%	0.82%
Net investment income	4.51	%(5)	4.55%	4.71%	4.83%	5.41%	5.26%
Portfolio Turnover of the Portfolio(6)	—		6%	12%	15%	26%	17%
Portfolio Turnover of the Fund	7%		14%	—	—	—	—

(1)  Net investment income per share was computed using average shares outstanding.

(2)  The Fund, through its investment in the Portfolio, has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended July 31, 2002 was to increase net investment income per share by $0.002, increase net realized and unrealized losses per share by $0.002, and increase the ratio of net investment income to average net assets from 5.39% to 5.41%. Per-share data and ratios for the periods prior to August 1, 2001 have not been restated to reflect this change in presentation.

(3)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.

(4)  Includes the Fund's share of its corresponding Portfolio's allocated expenses while the Fund was making investments directly into the Portfolio.

(5)  Annualized.

(6)  Portfolio turnover represents the rate of portfolio activity for the period while the Fund was making investments directly into the Portfolio.

See notes to financial statements

Eaton Vance Municipals Funds as of January 31, 2006

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	Minnesota Fund — Class B
	Six Months Ended January 31, 2006		Year Ended July 31,
	(Unaudited)(1)		2005(1)		2004(1)	2003(1)	2002(1)(2)	2001
Net asset value — Beginning of period	$10.020		$9.810		$9.790	$10.030	$10.130	$9.770
Income (loss) from operations
Net investment income	$0.190		$0.380		$0.390	$0.411	$0.470	$0.451
Net realized and unrealized gain (loss)	(0.023)		0.205		0.029	(0.204)	(0.121)	0.352
Total income from operations	$0.167		$0.585		$0.419	$0.207	$0.349	$0.803
Less distributions
From net investment income	$(0.187)		$(0.375)		$(0.399)	$(0.447)	$(0.449)	$(0.443)
Total distributions	$(0.187)		$(0.375)		$(0.399)	$(0.447)	$(0.449)	$(0.443)
Net asset value — End of period	$10.000		$10.020		$9.810	$9.790	$10.030	$10.130
Total Return(3)	1.68%		6.23	%(4)	4.33%	2.07%	3.52%	8.36%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$11,054		$13,571		$15,212	$41,279	$44,110	$43,819
Ratios (As a percentage of average daily net assets):
Expenses(5)	1.52	%(6)	1.53%		1.54%	1.53%	1.52%	1.62%
Expenses after custodian fee reduction(5)	1.50	%(6)	1.52%		1.54%	1.51%	1.50%	1.57%
Net investment income	3.77	%(6)	3.81%		3.92%	4.11%	4.68%	4.52%
Portfolio Turnover of the Portfolio(7)	—		6%		12%	15%	26%	17%
Portfolio Turnover of the Fund	7%		14%		—	—	—	—

(1)  Net investment income per share was computed using average shares outstanding.

(2)  The Fund, through its investment in the Portfolio, has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended July 31, 2002 was to increase net investment income per share by $0.002, increase net realized and unrealized losses per share by $0.002, and increase the ratio of net investment income to average net assets from 4.66% to 4.68%. Per-share data and ratios for the periods prior to August 1, 2001 have not been restated to reflect this change in presentation.

(3)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.

(4)  Total return reflects an increase of 0.18% due to a change in the timing of the payment and reinvestment of distributions.

(5)  Includes the Fund's share of its corresponding Portfolio's allocated expenses while the Fund was making investments directly into the Portfolio.

(6)  Annualized.

(7)  Portfolio turnover represents the rate of portfolio activity for the period while the Fund was making investments directly into the Portfolio.

See notes to financial statements

Eaton Vance Municipals Funds as of January 31, 2006

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	Minnesota Fund — Class C
	Period Ended January 31, 2006 (Unaudited)(1)(2)
Net asset value — Beginning of period	$9.940
Income (loss) from operations
Net investment income	$0.023
Net realized and unrealized gain	0.087	(3)
Total income from operations	$0.110
Less distributions
From net investment income	$(0.040)
Total distributions	$(0.040)
Net asset value — End of period	$10.010
Total Return(4)	1.13%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$66
Ratios (As a percentage of average daily net assets):
Expenses	1.52	%(5)
Expenses after custodian fee reduction	1.50	%(5)
Net investment income	1.91	%(5)
Portfolio Turnover of the Fund	7	%(6)

(1)  Net investment income per share was computed using average shares outstanding.

(2)  For the period from the start of business, December 21, 2005 to January 31, 2006.

(3)  The per share amount is not in accord with the net realized and unrealized gain (loss) on investments for the period because of the timing of sales of Fund shares and the amount of the per share realized and unrealized gains and losses at such time.

(4)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.

(5)  Annualized.

(6)  For the Fund fiscal period, August 1, 2005, to January 31, 2006.

See notes to financial statements

Eaton Vance Municipals Funds as of January 31, 2006

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	New Jersey Fund — Class A
	Six Months Ended January 31, 2006		Year Ended July 31,
	(Unaudited)(1)		2005(1)	2004(1)	2003(1)	2002(1)(2)	2001(1)
Net asset value — Beginning of period	$10.470		$10.130	$10.070	$10.320	$10.340	$9.760
Income (loss) from operations
Net investment income	$0.233		$0.478	$0.508	$0.527	$0.558	$0.542
Net realized and unrealized gain (loss)	(0.083)		0.342	0.082	(0.248)	(0.043)	0.572
Total income from operations	$0.150		$0.820	$0.590	$0.279	$0.515	$1.114
Less distributions
From net investment income	$(0.230)		$(0.480)	$(0.530)	$(0.529)	$(0.535)	$(0.534)
Total distributions	$(0.230)		$(0.480)	$(0.530)	$(0.529)	$(0.535)	$(0.534)
Net asset value — End of period	$10.390		$10.470	$10.130	$10.070	$10.320	$10.340
Total Return(3)	1.45%		8.24%	5.89%	2.67%	5.16%	11.71%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$176,253		$175,624	$161,964	$31,548	$27,736	$19,212
Ratios (As a percentage of average daily net assets):
Expenses(4)	0.80	%(5)	0.81%	0.84%	0.82%	0.83%	0.88%
Expenses after custodian fee reduction(4)	0.79	%(5)	0.80%	0.83%	0.82%	0.83%	0.87%
Net investment income	4.46	%(5)	4.61%	4.99%	5.07%	5.46%	5.39%
Portfolio Turnover of the Portfolio(6)	—		0%	15%	15%	26%	20%
Portfolio Turnover of the Fund	18%		30%	—	—	—	—

(1)  Net investment income per share was computed using average shares outstanding.

(2)  The Fund, through its investment in the Portfolio, has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended July 31, 2002 was to increase net investment income per share by $0.001, increase net realized and unrealized losses per share by $0.001, and increase the ratio of net investment income to average net assets from 5.45% to 5.46%. Per-share data and ratios for the periods prior to August 1, 2001 have not been restated to reflect this change in presentation.

(3)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.

(4)  Includes the Fund's share of its corresponding Portfolio's allocated expenses while the Fund was making investments directly into the Portfolio.

(5)  Annualized.

(6)  Portfolio turnover represents the rate of portfolio activity for the period while the Fund was making investments directly into the Portfolio.

See notes to financial statements

Eaton Vance Municipals Funds as of January 31, 2006

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	New Jersey Fund — Class B
	Six Months Ended January 31, 2006		Year Ended July 31,
	(Unaudited)(1)		2005(1)		2004(1)	2003(1)	2002(1)(2)	2001(1)
Net asset value — Beginning of period	$10.930		$10.570		$10.510	$10.780	$10.790	$10.180
Income (loss) from operations
Net investment income	$0.203		$0.419		$0.445	$0.470	$0.504	$0.494
Net realized and unrealized gain (loss)	(0.094)		0.361		0.086	(0.271)	(0.039)	0.590
Total income from operations	$0.109		$0.780		$0.531	$0.199	$0.465	$1.084
Less distributions
From net investment income	$(0.199)		$(0.420)		$(0.471)	$(0.469)	$(0.475)	$(0.474)
Total distributions	$(0.199)		$(0.420)		$(0.471)	$(0.469)	$(0.475)	$(0.474)
Net asset value — End of period	$10.840		$10.930		$10.570	$10.510	$10.780	$10.790
Total Return(3)	1.01	%(4)	7.68	%(4)	5.07%	1.80%	4.43%	10.88%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$66,457		$72,228		$78,427	$228,575	$239,669	$238,445
Ratios (As a percentage of average daily net assets):
Expenses(5)	1.55	%(6)	1.56%		1.59%	1.57%	1.58%	1.63%
Expenses after custodian fee reduction(5)	1.54	%(6)	1.55%		1.58%	1.57%	1.58%	1.62%
Net investment income	3.72	%(6)	3.87%		4.12%	4.33%	4.72%	4.71%
Portfolio Turnover of the Portfolio(7)	—		0%		15%	15%	26%	20%
Portfolio Turnover of the Fund	18%		30%		—	—	—	—

(1)  Net investment income per share was computed using average shares outstanding.

(2)  The Fund, through its investment in the Portfolio, has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended July 31, 2002 was to increase net investment income per share by $0.001, increase net realized and unrealized losses per share by $0.001, and increase the ratio of net investment income to average net assets from 4.71% to 4.72%. Per-share data and ratios for the periods prior to August 1, 2001 have not been restated to reflect this change in presentation.

(3)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.

(4)  Total return reflects an increase of 0.17% due to a change in the timing of the payment and reinvestment of distributions.

(5)  Includes the Fund's share of its corresponding Portfolio's allocated expenses while the Fund was making investments directly into the Portfolio.

(6)  Annualized.

(7)  Portfolio turnover represents the rate of portfolio activity for the period while the Fund was making investments directly into the Portfolio.

See notes to financial statements

Eaton Vance Municipals Funds as of January 31, 2006

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	New Jersey Fund — Class C
	Period Ended January 31, 2006 (Unaudited)(1)(2)
Net asset value — Beginning of period	$10.74
Income (loss) from operations
Net investment income	$0.042
Net realized and unrealized gain	0.123	(3)
Total income from operations	$0.165
Less distributions
From net investment income	$(0.055)
Total distributions	$(0.055)
Net asset value — End of period	$10.840
Total Return(4)	1.41%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$216
Ratios (As a percentage of average daily net assets):
Expenses	1.55	%(5)
Expenses after custodian fee reduction	1.54	%(5)
Net investment income	2.83	%(5)
Portfolio Turnover	18	%(6)

(1)  Net investment income per share was computed using average shares outstanding.

(2)  For the period from the start of business on December 14, 2005, to Januaury 31, 2006.

(3)  The per share amount is not in accord with the net realized and unrealized gain (loss) for the period because of the timing of sales of Fund shares and the amount of the per share realized and unrealized gains and losses at such time.

(4)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not calculated on an annualized basis.

(5)  Annualized.

(6)  For the Fund fiscal period, August 1, 2005, to January 31, 2006.

See notes to financial statements

Eaton Vance Municipals Funds as of January 31, 2006

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	Pennsylvania Fund — Class A
	Six Months Ended January 31, 2006		Year Ended July 31,
	(Unaudited)		2005(1)	2004(1)	2003(1)	2002(1)(2)	2001(1)
Net asset value — Beginning of period	$9.920		$9.730	$9.680	$9.870	$9.870	$9.480
Income (loss) from operations
Net investment income	$0.232		$0.490	$0.513	$0.525	$0.565	$0.548
Net realized and unrealized gain (loss)	(0.009)		0.191	0.053	(0.171)	(0.021)	0.381
Total income from operations	$0.223		$0.681	$0.566	$0.354	$0.544	$0.929
Less distributions
From net investment income	$(0.233)		$(0.491)	$(0.516)	$(0.544)	$(0.544)	$(0.539)
Total distributions	$(0.233)		$(0.491)	$(0.516)	$(0.544)	$(0.544)	$(0.539)
Net asset value — End of period	$9.910		$9.920	$9.730	$9.680	$9.870	$9.870
Total Return(3)	2.27%		7.14%	5.91%	3.60%	5.66%	10.05%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$168,450		$166,734	$156,465	$17,109	$14,896	$11,411
Ratios (As a percentage of average daily net assets):
Expenses(4)	0.82	%(5)	0.85%	0.85%	0.83%	0.87%	0.89%
Expenses after custodian fee reduction(4)	0.81	%(5)	0.84%	0.84%	0.83%	0.85%	0.85%
Net investment income	4.65	%(5)	4.97%	5.27%	5.29%	5.74%	5.65%
Portfolio Turnover of the Portfolio(6)	—		1%	14%	23%	15%	15%
Portfolio Turnover of the Fund	14%		16%	—	—	—	—

(1)  Net investment income per share was computed using average shares outstanding.

(2)  The Fund, through its investment in the Portfolio, has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended July 31, 2002 was to increase net investment income per share by $0.001, increase net realized and unrealized losses per share by $0.001, and increase the ratio of net investment income to average net assets by less than 0.01%. Per-share data and ratios for the periods prior to August 1, 2001 have not been restated to reflect this change in presentation.

(3)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.

(4)  Includes the Fund's share of its corresponding Portfolio's allocated expenses while the Fund was making investments directly into the Portfolio.

(5)  Annualized.

(6)  Portfolio turnover represents the rate of portfolio activity for the period while the Fund was making investments directly into the Portfolio.

See notes to financial statements

Eaton Vance Municipals Funds as of January 31, 2006

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	Pennsylvania Fund — Class B
	Six Months Ended January 31, 2006		Year Ended July 31,
	(Unaudited)		2005(1)		2004(1)	2003(1)	2002(1)(2)	2001(1)
Net asset value — Beginning of period	$10.260		$10.060		$10.010	$10.210	$10.210	$9.800
Income (loss) from operations
Net investment income	$0.201		$0.431		$0.458	$0.469	$0.510	$0.492
Net realized and unrealized gain (loss)	(0.009)		0.200		0.049	(0.182)	(0.026)	0.392
Total income from operations	$0.192		$0.631		$0.507	$0.287	$0.484	$0.884
Less distributions
From net investment income	$(0.202)		$(0.431)		$(0.457)	$(0.487)	$(0.484)	$(0.474)
Total distributions	$(0.202)		$(0.431)		$(0.457)	$(0.487)	$(0.484)	$(0.474)
Net asset value — End of period	$10.250		$10.260		$10.060	$10.010	$10.210	$10.210
Total Return(3)	1.89%		6.58	%(4)	5.10%	2.81%	4.83%	9.21%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$45,685		$47,747		$51,972	$204,087	$211,865	$218,068
Ratios (As a percentage of average daily net assets):
Expenses(5)	1.57	%(6)	1.60%		1.60%	1.58%	1.62%	1.65%
Expenses after custodian fee reduction(5)	1.56	%(6)	1.59%		1.59%	1.58%	1.60%	1.61%
Net investment income	3.90	%(6)	4.22%		4.48%	4.57%	5.00%	4.90%
Portfolio Turnover of the Portfolio(7)	—		1%		14%	23%	15%	15%
Portfolio Turnover of the Fund	14%		16%		—	—	—	—

(1)  Net investment income per share was computed using average shares outstanding.

(2)  The Fund, through its investment in the Portfolio, has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended July 31, 2002 was to increase net investment income per share by $0.001, increase net realized and unrealized losses per share by $0.001, and increase the ratio of net investment income to average net assets by less than 0.01%. Per-share data and ratios for the periods prior to August 1, 2001 have not been restated to reflect this change in presentation.

(3)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.

(4)  Total return reflects an increase of 0.18% due to a change in the timing of the payment and reinvestment of distributions.

(5)  Includes the Fund's share of its corresponding Portfolio's allocated expenses while the Fund was making investments directly into the Portfolio.

(6)  Annualized.

(7)  Portfolio turnover represents the rate of portfolio activity for the period while the Fund was making investments directly into the Portfolio.

See notes to financial statements

Eaton Vance Municipals Funds as of January 31, 2006

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	Pennsylvania Fund — Class C
	Period Ended January 31, 2006 (Unaudited)(1)
Net asset value — Beginning of period	$10.250
Income (loss) from operations
Net investment income	$0.022
Net realized and unrealized gain	0.010
Total income from operations	$0.032
Less distributions
From net investment income	$(0.022)
Total distributions	$(0.022)
Net asset value — End of period	$10.260
Total Return(3)	0.26	%(2)
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$198
Ratios (As a percentage of average daily net assets):
Expenses	1.57	%(3)
Expenses after custodian fee reduction	1.56	%(3)
Net investment income	2.25	%(3)
Portfolio Turnover of the Fund	14	%(4)

(1)  For the period from the start of business on January 13, 2006, to January 31, 2006.

(2)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.

(3)  Annualized.

(4)  For the Fund fiscal period, August 1, 2005 to January 31, 2006.

See notes to financial statements

Eaton Vance Municipals Funds as of January 31, 2006

NOTES TO FINANCIAL STATEMENTS (Unaudited)

1  Significant Accounting Policies

Eaton Vance Municipals Trust (the Trust) is an entity of the type commonly known as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Trust presently consists of twenty-eight Funds, seven of which, each non-diversified, are included in these financial statements. They include Eaton Vance Arizona Municipals Fund (Arizona Fund), Eaton Vance Colorado Municipals Fund (Colorado Fund), Eaton Vance Connecticut Municipals Fund (Connecticut Fund), Eaton Vance Michigan Municipals Fund (Michigan Fund), Eaton Vance Minnesota Municipals Fund (Minnesota Fund), Eaton Vance New Jersey Municipals Fund (New Jersey Fund) and Eaton Vance Pennsylvania Municipals Fund (Pennsylvania Fund), individually, the Fund, collectively, the Funds. The Funds seek to achieve current income exempt from regular federal income tax and particular state or local income taxes by investing primarily in investment grade municipal obligations. The Arizona Fund, the Colorado Fund, the Connecticut Fund, the Michigan Fund, the Minnesota Fund, the New Jersey Fund and the Pennsylvania Fund offer three classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class B and Class C shares are sold at net asset value and are subject to a declining contingent deferred sales charge (see Note 6). The Trustees have adopted a conversion feature pursuant to which Class B shares of each Fund automatically convert to Class A shares eight years after their purchase as described in each Fund's prospectus. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Net investment income, other than class-specific expenses, is allocated daily to each class of shares based upon the ratio of the value of each class's paid shares to the total value of all paid shares. Each class of shares differs in its distribution plan and certain other class specific expenses.

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

A  Investment Valuations — Municipal bonds, and taxable obligations, if any, are normally valued on the basis of valuations furnished by a pricing service. Financial Futures contracts and options on financial futures contracts listed on commodity exchanges are valued at closing settlement prices. Over-the-counter options on financial futures contracts are normally valued at the mean between the latest bid and asked prices. Interest rate swaps are normally valued on the basis of valuations furnished by a broker. Short-term obligations, maturing in sixty days or less, are valued at amortized cost, which approximates value. Investments for which valuations or market quotations are not readily available, and investments for which the price of a security is not believed to represent its fair market value, are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

B  Income — Interest income is determined on the basis of interest accrued, adjusted for amortization of premium or discount.

C  Federal Taxes — Each Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year all of its taxable and tax-exempt income, including any net realized gain on investments. Accordingly, no provision for federal income or excise tax is necessary. At July 31, 2005, the following Funds, for federal income tax purposes, had capital loss carryovers, which will reduce each Fund's taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Internal Revenue Code, and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Funds of any liability for federal income or excise tax. The amounts and expiration dates of the capital loss carryovers are as follows:

Fund	Amount	Expires
Arizona	$177,375	July 31, 2008

	589,819	July 31, 2009

	536,449	July 31, 2010

	353,624	July 31, 2012

	691,155	July 31, 2013

Colorado	145,382	July 31, 2009

	146,689	July 31, 2010

	166,807	July 31, 2012

	350,515	July 31, 2013

Connecticut	242,814	July 31, 2008

	214,600	July 31, 2010

	502,297	July 31, 2012

	1,173,100	July 31, 2013

Michigan	562,654	July 31, 2008

	226,944	July 31, 2010

	681,536	July 31, 2011

Eaton Vance Municipals Funds as of January 31, 2006

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

Fund	Amount	Expires
Minnesota	$340,808	July 31, 2008

	128,212	July 31, 2009

	214,916	July 31, 2010

	382,839	July 31, 2012

	504,289	July 31, 2013

New Jersey	1,190,382	July 31, 2009

	941,924	July 31, 2011

	3,296,401	July 31, 2012

	2,944,993	July 31, 2013

Pennsylvania	933,369	July 31, 2009

	1,301,218	July 31, 2010

	7,701,119	July 31, 2011

	1,108,751	July 31, 2012

	3,349,896	July 31, 2013

Dividends paid by each Fund from net interest on tax-exempt municipal bonds are not includable by shareholders as gross income for federal income tax purposes because each Fund intends to meet certain requirements of the Internal Revenue Code applicable to regulated investment companies that will enable the Funds to pay tax-exempt interest dividends. The portion of such interest, if any, earned on private activity bonds issued after August 7, 1986 may be considered a tax preference item to shareholders.

Additionally, at July 31, 2005, Arizona Fund, Colorado Fund, Connecticut Fund, Minnesota Fund and Pennsylvania Fund had net capital losses of $1,552,491, $130,465, $191,617, $202,624 and $272,384 respectively, attributable to security transactions incurred after October 31, 2004. These are treated as arising on the first day of each Fund's taxable year ending July 31, 2006.

D  Financial Futures Contracts — Upon the entering of a financial futures contract, a Fund is required to deposit (initial margin) either in cash or securities an amount equal to a certain percentage of the purchase price indicated in the financial futures contract. Subsequent payments are made or received by a Fund (margin maintenance) each day, dependent on the daily fluctuations in the value of the underlying security, and are recorded for book purposes as unrealized gains or losses by a Fund. A Fund's investment in financial futures contracts is designed to hedge against anticipated future changes in interest rates. Should interest rates move unexpectedly, a Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss.

E  Options on Financial Futures Contracts — Upon the purchase of a put option on a financial futures contract by a Fund, the premium paid is recorded as an investment, the value of which is marked-to-market daily. When a purchased option expires, a Fund will realize a loss in the amount of the cost of the option. When a Fund enters into a closing sale transaction, a Fund will realize a gain or loss depending on whether the sales proceeds from the closing sale transaction are greater or less than the cost of the option. When a Fund exercises a put option, settlement is made in cash. The risk associated with purchasing options is limited to the premium originally paid.

F  When-Issued and Delayed Delivery Transactions — The Funds may engage in when-issued and delayed delivery transactions. The Funds record when-issued securities on trade date and maintain security positions such that sufficient liquid assets will be available to make payments for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked-to-market daily and begin earning interest on settlement date.

G  Interest Rate Swaps — A Fund may enter into interest rate swap agreements to enhance return, to hedge against fluctuations in securities prices or interest rates or as substitution for the purchase or sale of securities. Pursuant to these agreements, the Fund makes semi-annual payments at a fixed interest rate. In exchange, a Fund receives payments based on the interest rate of a benchmark industry index. During the term of the outstanding swap agreement, changes in the underlying value of the swap are recorded as unrealized gains and losses. The value of the swap is determined by changes in the relationship between two rates of interest. The Fund is exposed to credit loss in the event of non-performance by the swap counterparty. However, the Fund does not anticipate non-performance by the counterparty. Risk may also arise from the unanticipated movements in value of interest rates.

H  Legal Fees — Legal fees and other related expenses incurred as part of negotiations of the terms and requirements of capital infusions, or that are expected to result in the restructuring of or a plan of reorganization for an investment are recorded as realized losses. Ongoing expenditures to protect or enhance an investment are treated as operating expenses.

I  Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated

Eaton Vance Municipals Funds as of January 31, 2006

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

taking into consideration, among other things, the nature and type of expense and the relative size of the Funds.

J  Expense Reduction — Investors Bank & Trust Company (IBT) serves as custodian of the Funds. Pursuant to the respective custodian agreements, IBT receives a fee reduced by credits which are determined based on the average daily cash balance each Fund maintains with IBT. All credit balances used to reduce the Funds' custodian fees are reported as a reduction of total expenses on the Statements of Operations.

K  Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

L  Indemnifications — Under the Trust's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Funds and shareholders are indemnified against personal liability for obligations of the Trust. Additionally, in the normal course of business, the Funds enter into agreements with service providers that may contain indemnification clauses. The Funds' maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred.

M  Other — Investment transactions are accounted for on a trade date basis. Realized gains and losses are computed based on the specific identification of the securities sold.

N  Interim Financial Statements — The interim financial statements relating to January 31, 2006 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Funds' management reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Distributions to Shareholders

The net income of each Fund is determined daily and substantially all of the net income so determined is declared as a dividend to shareholders of record at the time of declaration. Distributions are declared separately for each class of shares. Distributions are paid monthly. Distributions of realized capital gains, if any, are made at least annually. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of a Fund at the net asset value as of the reinvestment date. Distributions are paid in the form of additional shares of the same class or, at the election of the shareholder, in cash. The Funds distinguish between distributions on a tax basis and a financial reporting basis. Accounting principles generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital.

3  Shares of Beneficial Interest

The Funds' Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Funds) and classes. Transactions in Fund shares were as follows:

	Arizona Fund
Class A	Six Months Ended January 31, 2006 (Unaudited)	Year Ended July 31, 2005
Sales	432,764	1,667,472
Issued to shareholders electing to receive payments of distributions in Fund shares	90,850	130,065
Redemptions	(306,831)	(918,393)
Exchange from Class B shares	59,935	146,155
Net increase	276,718	1,025,299
	Arizona Fund
Class B	Six Months Ended January 31, 2006 (Unaudited)	Year Ended July 31, 2005
Sales	24,726	98,780
Issued to shareholders electing to receive payments of distributions in Fund shares	17,462	36,349
Redemptions	(207,706)	(260,060)
Exchange to Class A shares	(53,926)	(131,415)
Net decrease	(219,444)	(256,346)

Eaton Vance Municipals Funds as of January 31, 2006

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

	Arizona Fund
Class C	Six Months Ended January 31, 2006 (Unaudited)(1)	Year Ended July 31, 2005
Sales	18,587	—
Net increase	18,587	—
	Colorado Fund
Class A	Six Months Ended January 31, 2006 (Unaudited)	Year Ended July 31, 2005
Sales	213,233	237,480
Issued to shareholders electing to receive payments of distributions in Fund shares	34,117	60,402
Redemptions	(143,245)	(188,956)
Exchange from Class B shares	71,098	107,020
Net increase	175,203	215,946
	Colorado Fund
Class B	Six Months Ended January 31, 2006 (Unaudited)	Year Ended July 31, 2005
Sales	14,999	20,034
Issued to shareholders electing to receive payments of distributions in Fund shares	7,806	20,950
Redemptions	(29,937)	(168,078)
Exchange to Class A shares	(65,321)	(98,315)
Net decrease	(72,453)	(225,409)
	Connecticut Fund
Class A	Six Months Ended January 31, 2006 (Unaudited)	Year Ended July 31, 2005
Sales	490,386	972,824
Issued to shareholders electing to receive payments of distributions in Fund shares	105,962	233,072
Redemptions	(877,411)	(983,152)
Exchange from Class B shares	103,305	278,219
Net increase (decrease)	(177,758)	500,963

	Connecticut Fund
Class B	Six Months Ended January 31, 2006 (Unaudited)	Year Ended July 31, 2005
Sales	44,438	113,716
Issued to shareholders electing to receive payments of distributions in Fund shares	25,845	67,072
Redemptions	(246,780)	(458,189)
Exchange to Class A shares	(103,832)	(279,446)
Net decrease	(280,329)	(556,847)
	Michigan Fund
Class A	Six Months Ended January 31, 2006 (Unaudited)	Year Ended July 31, 2005
Sales	374,100	283,684
Issued to shareholders electing to receive payments of distributions in Fund shares	70,795	147,435
Redemptions	(522,407)	(715,396)
Exchange from Class B shares	35,226	110,676
Net decrease	(42,286)	(173,601)
	Michigan Fund
Class B	Six Months Ended January 31, 2006 (Unaudited)(2)	Year Ended July 31, 2005(2)
Sales	31,478	42,813
Issued to shareholders electing to receive payments of distributions in Fund shares	7,612	19,880
Redemptions	(84,291)	(249,488)
Exchange to Class A shares	(32,736)	(110,634)
Net decrease	(77,937)	(297,429)
	Minnesota Fund
Class A	Six Months Ended January 31, 2006 (Unaudited)	Year Ended July 31, 2005
Sales	331,458	239,377
Issued to shareholders electing to receive payments of distributions in Fund shares	52,978	96,720
Redemptions	(361,242)	(319,918)
Exchange from Class B shares	59,142	115,717
Net increase	82,336	131,896

Eaton Vance Municipals Funds as of January 31, 2006

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

	Minnesota Fund
Class B	Six Months Ended January 31, 2006 (Unaudited)	Year Ended July 31, 2005
Sales	53,926	42,675
Issued to shareholders electing to receive payments of distributions in Fund shares	14,833	32,379
Redemptions	(262,890)	(164,612)
Exchange to Class A shares	(54,927)	(107,506)
Net decrease	(249,058)	(197,064)
	Minnesota Fund
Class C	Six Months Ended January 31, 2006 (Unaudited)(3)	Year Ended July 31, 2005
Sales	6,620	—
Issued to shareholders electing to receive payments of distributions in Fund shares	9	—
Net increase	6,629	—
	New Jersey Fund
Class A	Six Months Ended January 31, 2006 (Unaudited)	Year Ended July 31, 2005
Sales	802,863	1,382,887
Issued to shareholders electing to receive payments of distributions in Fund shares	232,880	470,709
Redemptions	(1,198,353)	(1,592,561)
Exchange from Class B shares	350,276	522,226
Net increase	187,666	783,261
	New Jersey Fund
Class B	Six Months Ended January 31, 2006 (Unaudited)	Year Ended July 31, 2005
Sales	212,668	543,847
Issued to shareholders electing to receive payments of distributions in Fund shares	67,537	165,276
Redemptions	(426,938)	(1,018,290)
Exchange to Class A shares	(335,510)	(500,175)
Net decrease	(482,243)	(809,342)

	New Jersey Fund
Class C	Six Months Ended January 31, 2006 (Unaudited)(4)	Year Ended July 31, 2005
Sales	19,912	—
Issued to shareholders electing to receive payments of distributions in Fund shares	47	—
Net increase	19,959	—
	Pennsylvania Fund
Class A	Six Months Ended January 31, 2006 (Unaudited)	Year Ended July 31, 2005
Sales	807,738	1,649,277
Issued to shareholders electing to receive payments of distributions in Fund shares	224,067	473,908
Redemptions	(1,045,828)	(1,730,461)
Exchange from Class B shares	193,018	340,006
Net increase	178,995	732,730
	Pennsylvania Fund
Class B	Six Months Ended January 31, 2006 (Unaudited)	Year Ended July 31, 2005
Sales	201,894	354,275
Issued to shareholders electing to receive payments of distributions in Fund shares	44,371	103,906
Redemptions	(259,374)	(638,905)
Exchange to Class A shares	(186,568)	(328,737)
Net decrease	(199,677)	(509,461)
	Pennsylvania Fund
Class C	Six Months Ended January 31, 2006 (Unaudited)(5)	Year Ended July 31, 2005
Sales	19,333	—
Net increase	19,333	—

(1)  Class C shares of the Arizona Fund commenced operations on December 16, 2005.

(2)  Transactions have been restated to reflect the effects of a 1.1167883-for-1 stock split effective on November 11, 2005.

(3)  Class C shares of the Minnesota Fund commenced operations on December 21, 2005.

(4)  Class C shares of the New Jersey Fund commenced operations on December 14, 2005.

(5)  Class C shares of the Pennsylvania Fund commenced operations on January 13, 2006.

Eaton Vance Municipals Funds as of January 31, 2006

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

4  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR), a wholly-owned subsidiary of Eaton Vance Management (EVM), as compensation for management and investment advisory services rendered to each Fund. The fee is based upon a percentage of average daily net assets plus a percentage of gross income (i.e., income other than gains from the sale of securities). For the six months ended January 31, 2006, the advisory fee allocated from each Fund is as follows:

Portfolio	Amount	Effective Rate*
Arizona Fund	$125,176	0.33%
Colorado Fund	30,687	0.20%
Connecticut Fund	245,603	0.38%
Michigan Fund	93,008	0.30%
Minnesota Fund	54,495	0.25%
New Jersey Fund	519,964	0.42%
Pennsylvania Fund	448,375	0.42%

*  As a percentage of average daily net assets (annualized).

Except as to Trustees of the Funds who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to the Funds out of such investment adviser fee. EVM serves as the Administrator of each Fund, but receives no compensation. EVM serves as the sub-transfer agent of each Fund and receives from the transfer agent an aggregate fee based upon the actual expenses incurred by EVM in the performance of these services. For the six months ended January 31, 2006, EVM earned $713, $378, $1,420, $1,052, $676, $916, and $933 in sub-transfer agent fees from Arizona Fund, Colorado Fund, Connecticut Fund, Michigan Fund, Minnesota Fund, New Jersey Fund and Pennsylvania Fund, respectively. The Funds were informed that Eaton Vance Distributors, Inc. (EVD), a subsidiary of EVM and the Funds' principal underwriter, received $8,809, $4,494, $8,752, $4,559, $5,178, $20,231 and $22,950 as its portion of the sales charge on sales of Class A shares from the Arizona Fund, Colorado Fund, Connecticut Fund, Michigan Fund, Minnesota Fund, New Jersey Fund and Pennsylvania Fund, respectively, for the six months ended January 31, 2006.

Trustees of the Funds who are not affiliated with the Investment Adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended January 31, 2006, no significant amounts have been deferred.

Certain officers and Trustees of the Funds are officers of the above organizations.

5  Distribution and Service Plans

Each Fund has in effect a distribution plan for Class B (Class B Plan) and Class C shares (Class C Plan) pursuant to Rule 12b-1 under the Investment Company Act of 1940 and a service plan for Class A (Class A Plan) (collectively, the Plans). The Class B and Class C Plans require each Fund to pay EVD amounts equal to 1/365 of 0.75% of each Fund's daily net assets attributable to Class B and Class C shares, for providing ongoing distribution services and facilities to the respective Fund. Each Fund will automatically discontinue payments to EVD during any period in which there are no outstanding Uncovered Distribution Charges, which are equivalent to the sum of (i) 5% of the aggregate amount received by the Fund for Class B and Class C shares sold, respectively, plus (ii) interest calculated by applying the rate of 1% over the prevailing prime rate to the outstanding balance of Uncovered Distribution Charges of EVD reduced by the aggregate amount of contingent deferred sales charges (see Note 6) and daily amounts theretofore paid to EVD. The amount payable to EVD with respect to each day is accrued on such day as a liability of each Fund's Class B and Class C shares and, accordingly, reduces each Fund's Class B and Class C net assets. For the six months ended January 31, 2006, the Class B shares of the Arizona Fund, Colorado Fund, Connecticut Fund, Michigan Fund, Minnesota Fund, New Jersey Fund and Pennsylvania Fund paid or accrued $58,752, $29,866, $110,910, $30,238, $47,526, $261,581 and $175,540, respectively, to EVD, representing 0.75% of each Fund's Class B average daily net assets. For the six months ended January 31, 2006, the Arizona Fund, Minnesota Fund, New Jersey Fund and Pennsylvania Fund paid or accrued $194, $27, $120, and $6, respectively, to EVD, representing 0.75% (annualized) of the Fund's Class C average daily net assets. At January 31, 2006, the amount of Uncovered Distribution Charges of EVD calculated under the Class B Plans for Arizona Fund, Colorado Fund, Connecticut Fund, Michigan Fund, Minnesota Fund, New Jersey Fund and Pennsylvania Fund were approximately $921,000, $869,000, $1,218,000, $28,000, $713,000, $578,000 and $1,648,000, respectively, and approximately $12,000, $4,000 and $13,000 calculated over the Class C Plans for Arizona, Minnesota and New Jersey, respectively.

The Plans authorize each Fund to make payments of service fees to EVD, investment dealers and other persons in amounts equal to 0.20% of each Fund's average daily

Eaton Vance Municipals Funds as of January 31, 2006

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

net assets attributable to Class A and Class B, and if applicable, Class C shares for each fiscal year. Service fee payments will be made for personal services and/or the maintenance of shareholder accounts. Service fees are separate and distinct from the sales commissions and distribution fees payable by each Fund to EVD, and as such are not subject to automatic discontinuance when there are no outstanding Uncovered Distribution Charges of EVD. For the six months ended January 31, 2006, Arizona Fund, Colorado Fund, Connecticut Fund, Michigan Fund, Minnesota Fund, New Jersey Fund and Pennsylvania Fund paid or accrued service fees to or payable to EVD in the amount of $59,967, $22,737, $101,298, $53,373, $31,449, $176,468 and $167,469, respectively, for Class A shares, and $15,667, $7,964, $29,576, $8,063, $12,674, $69,755 and $46,698, respectively, for Class B shares, and $49, $7, $32, $2 for Class C shares for the Arizona Fund, the Minnesota Fund, the New Jersey Fund and the Pennsylvania fund, respectively.

6  Contingent Deferred Sales Charge

A contingent deferred sales charge (CDSC) generally is imposed on redemptions of Class B shares made within six years of purchase and on redemptions of Class C shares made within one year of purchase. Class A shares may be subject to a 1% CDSC if redeemed within 18 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gains distributions. The Class B CDSC is imposed at declining rates that begin at 5% in the case of redemptions in the first and second year after purchase, declining one percentage point each subsequent year. Class C shares are subject to a 1% CDSC if redeemed within one year of purchase. No CDSC is levied on shares which have been sold to EVD or its affiliates or to their respective employees or clients and may be waived under certain other limited conditions. CDSC received on Class B redemptions are paid to EVD to reduce the amount of Uncovered Distribution Charges calculated under each Fund's Class B and if applicable, Class C Distribution Plan (see Note 5). CDSC received on Class B and Class C redemptions when no Uncovered Distribution Charges exist will be credited to each Fund. EVD received approximately $500, $9,000, $1,000 and $2,000 of CDSC paid by Class A shareholders of Arizona Fund, Connecticut Fund, Michigan Fund and Pennsylvania Fund, respectively, for the six months ended January 31, 2006. EVD received approximately $44,000, $4,000, $18,000, $11,000, $14,000, $41,000 and $30,000 of CDSC paid by Class B shareholders of Arizona Fund, Colorado Fund, Connecticut Fund, Michigan Fund, Minnesota Fund, New Jersey Fund and Pennsylvania Fund, respectively, for the six months ended January 31, 2006.

7  Investments

Purchases and sales of investments by the Portfolio, other than U.S. Government securities, purchased options and short-term obligations, for the six months ended January 31, 2006 were as follows:

Arizona Fund
Purchases	$9,678,128
Sales	8,300,050
Colorado Fund
Purchases	$5,052,775
Sales	4,265,595
Connecticut Fund
Purchases	$16,963,948
Sales	22,261,780
Michigan Fund
Purchases	$4,475,973
Sales	6,029,193
Minnesota Fund
Purchases	$3,112,290
Sales	5,529,857
New Jersey Fund
Purchases	$43,949,725
Sales	48,593,634
Pennsylvania Fund
Purchases	$39,015,877
Sales	30,082,678

Eaton Vance Municipals Funds as of January 31, 2006

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

8  Federal Income Tax Basis of Unrealized Appreciation (Depreciation)

The cost and unrealized appreciation (depreciation) in value of the investments owned at January 31, 2006, as computed on a federal income tax basis, are as follows:

Arizona Fund
Aggregate Cost	$69,772,709
Gross unrealized appreciation	$5,944,159
Gross unrealized depreciation	(487,482)
Net unrealized appreciation	$5,456,677
Colorado Fund
Aggregate Cost	$28,820,865
Gross unrealized appreciation	$2,027,344
Gross unrealized depreciation	(194,146)
Net unrealized appreciation	$1,833,198
Connecticut Fund
Aggregate Cost	$117,751,338
Gross unrealized appreciation	$7,461,366
Gross unrealized depreciation	(81,938)
Net unrealized appreciation	$7,379,428
Michigan Fund
Aggregate Cost	$54,731,780
Gross unrealized appreciation	$5,521,010
Gross unrealized depreciation	(2,339)
Net unrealized appreciation	$5,518,671
Minnesota Fund
Aggregate Cost	$39,536,463
Gross unrealized appreciation	$2,942,819
Gross unrealized depreciation	(203,694)
Net unrealized appreciation	$2,739,125

New Jersey Fund
Aggregate Cost	$220,882,262
Gross unrealized appreciation	$21,671,803
Gross unrealized depreciation	(2,531,418)
Net unrealized appreciation	$19,140,385
Pennsylvania Fund
Aggregate Cost	$201,064,959
Gross unrealized appreciation	$15,711,088
Gross unrealized depreciation	(1,082,280)
Net unrealized appreciation	$14,628,808

9  Line of Credit

The Funds participate with other portfolios and funds managed by BMR and EVM and their affiliates in a $150 million unsecured line of credit agreement with a group of banks. Borrowings will be made by the portfolios or Funds solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to each portfolio or fund based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. At January 31, 2006, the Michigan Fund had a balance outstanding pursuant to this line of credit of $300,000. The Funds did not have any significant borrowings or allocated fees during the six months ended January 31, 2006.

10 Financial Instruments

The Funds regularly trade in financial instruments with off-balance sheet risk in the normal course of their investing activities to assist in managing exposure to various market risks. These financial instruments include futures contracts, options on financial futures contracts and interest rate swaps and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment a Fund has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

Eaton Vance Municipals Funds as of January 31, 2006

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

A summary of obligations under these financial instruments at January 31, 2006 is as follows:

Futures Contracts

Fund	Expiration Date	Contracts	Position	Aggregate Cost	Value	Net Unrealized Appreciation (Depreciation)
Arizona	03/06	130 U.S. Treasury Bond	Short	$(14,626,479)	$(14,669,688)	$(43,209)
Colorado	03/06	357 U.S. Treasury Bond	Short	$(7,763,285)	$(7,786,219)	$(22,934)
Connecticut	03/06 03/06	190 U.S. Treasury Bond 28 U.S. Treasury Note	Short Short	$(21,377,161) (3,054,725)	$(21,440,312) (3,036,250)	$(63,151) 18,475
Michigan	03/06 03/06	61 U.S. Treasury Bond 15 U.S. Treasury Note	Short Short	$(6,863,194) (1,636,459)	$(6,883,469) (1,626,562)	$(20,275) 9,897
Minnesota	03/06	80 U.S. Treasury Bond	Short	$(9,000,910)	$(9,027,500)	$(26,590)
New Jersey	03/06	675 U.S. Treasury Bond	Short	$(76,074,280)	$(76,169,531)	$(95,251)
Pennsylvania	03/06	600 U.S. Treasury Bond	Short	$(67,220,888)	$(67,706,250)	$(485,362)

At January 31, 2006, the Funds had sufficient cash and/or securities to cover margin requirements on open futures contracts.

11 Overdraft Advances

Pursuant to the custodian agreement between the Funds and IBT, IBT may in its discretion advance funds to the Funds to make properly authorized payments. When such payments result in an overdraft by the Funds, the Funds are obligated to repay IBT at the current rate of interest charged by IBT for secured loans (currently, a rate above the Federal Funds rate). This obligation is payable on demand to IBT. IBT has a lien on the Fund's assets to the extent of any overdraft. At January 31, 2006, the Michigan Fund and the Pennsylvania Fund had a payment due to IBT pursuant to the foregoing arrangement of $81,217 and $1,490, respectively.

12 Stock Split

On October 17, 2005, The Trustees of the Michigan Fund approved a 1.1167883-for-1 stock split for Class B shares, effective November 11, 2005. The stock split had no impact on the overall value of a shareholder's investment in the Fund.

Eaton Vance Municipals Funds

BOARD OF TRUSTEES' ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENTS

The investment advisory agreements between each of Eaton Vance Arizona Municipals Fund, Eaton Vance Colorado Municipals Fund, Eaton Vance Connecticut Municipals Fund, Eaton Vance Michigan Municipals Fund, Eaton Vance Minnesota Municipals Fund, Eaton Vance New Jersey Municipals Fund and Eaton Vance Pennsylvania Municipals Fund (collectively the "Funds" and each individually a "Fund"), and the investment adviser, Boston Management and Research, each provide that the advisory agreement will continue in effect from year to year so long as its continuance is approved at least annually (i) by a vote of a majority of the noninterested Trustees of the Fund cast in person at a meeting called for the purpose of voting on such approval and (ii) by the Trustees of the Fund or by vote of a majority of the outstanding interests of the Fund.

In considering the annual approval of the investment advisory agreements between the Funds and the investment adviser, the Special Committee of the Board of Trustees considered information that had been provided throughout the year at regular Board meetings, as well as information furnished for a series of meetings held in February and March in preparation for a Board meeting held on March 21, 2005 to specifically consider the renewal of the investment advisory agreements. Such information included, among other things, the following:

•  An independent report comparing the advisory fees of each Fund with those of comparable funds;

•  An independent report comparing the expense ratio of each Fund to those of comparable funds;

•  Information regarding Fund investment performance in comparison to relevant peer groups of funds and appropriate indices;

•  The economic outlook and the general investment outlook in relevant investment markets;

•  Eaton Vance Management's ("Eaton Vance") results and financial condition and the overall organization of the investment adviser;

•  The procedures and processes used to determine the fair value of Fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;

•  Eaton Vance's management of the relationship with the custodian, subcustodians and fund accountants;

•  The resources devoted to compliance efforts undertaken by Eaton Vance on behalf of the funds it manages and the record of compliance with the investment policies and restrictions and with policies on personal securities transactions;

•  The quality, nature, cost and character of the administrative and other non-investment management services provided by Eaton Vance and its affiliates; and

•  The terms of each advisory agreement and the reasonableness and appropriateness of the particular fee paid by each Fund for the services described therein.

The Special Committee also considered the nature, extent and quality of the management services provided by the investment adviser. In so doing, the Special Committee considered the investment adviser's management capabilities with respect to the types of investments held by each Fund, including information relating to the education, experience and number of investment professionals and other personnel who provide services under the investment advisory agreements. Specifically, the Special Committee considered the investment adviser's 30-person municipal bond team, which includes six portfolio managers and nine credit specialists who provide services to each Fund. The Special Committee noted that the investment adviser's municipal bond team affords the investment adviser extensive in-house research capabilities in addition to the other resources available to the investment adviser. The Special Committee also took into

Eaton Vance Municipals Funds

BOARD OF TRUSTEES' ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENTS CONT'D

account the time and attention to be devoted by senior management to the Funds and the other funds in the complex. The Special Committee evaluated the level of skill required to manage each Fund and concluded that the human resources available at the investment adviser were appropriate to fulfill effectively its duties on behalf of each Fund.

In its review of comparative information with respect to each Fund's investment performance, the Special Committee concluded that each Fund has performed within a range that the Special Committee deemed competitive. With respect to its review of investment advisory fees, the Special Committee concluded that the fees paid by each Fund are within the range of those paid by comparable funds within the mutual fund industry. In reviewing the information regarding the expense ratio of each Fund, the Special Committee concluded that each Fund's expense ratio is within a range that is competitive with comparable funds.

In addition to the factors mentioned above, the Special Committee reviewed the level of the investment adviser's profits in providing investment management services for each Fund and for all Eaton Vance funds as a group. The Special Committee also reviewed the benefits to Eaton Vance and its affiliates in providing administration services for the Fund and for all Eaton Vance funds as a group. In addition, the Special Committee considered the fiduciary duty assumed by the investment adviser in connection with the services rendered to each Fund and the business reputation of the investment adviser and its financial resources. The Trustees concluded that in light of the services rendered, the profits realized by the investment adviser are not unreasonable. The Special Committee also considered the extent to which the investment adviser appears to be realizing benefits from economies of scale in managing the Funds, and concluded that the fee breakpoints which are in place will allow for an equitable sharing of such benefits, when realized, with the shareholders of the Funds.

The Special Committee did not consider any single factor as controlling in determining whether or not to renew the investment advisory agreements. Nor are the items described herein all the matters considered by the Special Committee. In assessing the information provided by Eaton Vance and its affiliates, the Special Committee also took into consideration the benefits to shareholders of investing in a fund that is a part of a large family of funds which provides a large variety of shareholder services.

Based on its consideration of the foregoing factors and conclusions, and such other factors and conclusions as it deemed relevant, and assisted by independent counsel, the Special Committee concluded that the renewal of the investment advisory agreements, including the fee structures, is in the interests of shareholders.

Eaton Vance Municipals Funds

INVESTMENT MANAGEMENT

Eaton Vance Municipals Funds

Officers
Robert B. MacIntosh
President and Portfolio
Manager of New Jersey Municipals Fund
William H. Ahern, Jr.
Vice President and Portfolio
Manager of Colorado,
Connecticut and Michigan
Municipals Funds
Craig R. Brandon
Vice President and Portfolio
Manager of Arizona and
Minnesota Municipals Funds
Cynthia J. Clemson
Vice President
James B. Hawkes
Vice President and Trustee
Thomas M. Metzold
Vice President and Portfolio
Manager of Pennsylvania
Municipals Fund
Barbara E. Campbell
Treasurer
Alan R. Dynner
Secretary
Paul M. O'Neil
Chief Compliance Officer	Trustees Samuel L. Hayes, III Chairman Benjamin C. Esty William H. Park Ronald A. Pearlman Norton H. Reamer Lynn A. Stout Ralph F. Verni

Investment Adviser
Boston Management and Research

The Eaton Vance Building

255 State Street

Boston, MA 02109

Administrator of the Funds
Eaton Vance Management

The Eaton Vance Building

255 State Street

Boston, MA 02109

Principal Underwriter
Eaton Vance Distributors, Inc.

The Eaton Vance Building

255 State Street

Boston, MA 02109

Custodian
Investors Bank & Trust Company

200 Clarendon Street

Boston, MA 02116

Transfer Agent
PFPC Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 262-1122

Eaton Vance Municipals Trust
The Eaton Vance Building
255 State Street
Boston, MA 02109

This report must be preceded or accompanied by a current prospectus. Before investing, investors should consider carefully a Fund's investment objective(s), risks, and charges and expenses. The Funds' current prospectus contains this and other information about each Fund and is available through your financial advisor. Please read the prospectus carefully before you invest or send money. For further information please call 1-800-225-6265.

313-3/06  7CSRC

Item 2. Code of Ethics

The registrant has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer. The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-262-1122.

Item 3. Audit Committee Financial Expert

The registrant’s Board has designated William H. Park, Samuel L. Hayes, III and Norton H. Reamer, each an independent trustee, as its audit committee financial experts. Mr. Park is a certified public accountant who is the Vice Chairman of Commercial Industrial Finance Corp (specialty financial company). Previously he served as President and Chief Executive Officer of Prizm Capital Management, LLC (investment management firm) and as Executive Vice President and Chief Financial Officer of United Asset Management Corporation (“UAM”) (a holding company owning institutional investment management firms). Mr. Hayes is the Jacob H. Schiff Professor of Investment Banking Emeritus of the Harvard University Graduate School of Business Administration. Mr. Reamer is the President, Chief Executive Officer and a Director of Asset Management Finance Corp. (a specialty finance company serving the investment management industry) and is President of Unicorn Corporation (an investment and financial advisory services company). Formerly, Mr. Reamer was Chairman of Hellman, Jordan Management Co., Inc. (an investment management company) and Advisory Director of Berkshire Capital Corporation (an investment banking firm), Chairman of the Board of UAM and Chairman, President and Director of the UAM Funds (mutual funds).

Item 4. Principal Accountant Fees and Services

Not required in this filing

Item 5. Audit Committee of Listed registrants

Not required in this filing.

Item 6. Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not required in this filing.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not required in this filing.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchases.

Not required in this filing.

Item 10. Submission of Matters to a Vote of Security Holders.

Effective February 7, 2005, the Governance Committee of the Board of Trustees revised the procedures by which a Fund’s shareholders may recommend nominees to the registrant’s Board of Trustees to add the following (highlighted):

The Governance Committee shall, when identifying candidates for the position of Independent Trustee, consider any such candidate recommended by a shareholder of a Fund if such recommendation contains  (i)sufficient background information concerning the candidate, including evidence the candidate is willing to serve as an Independent Trustee if selected for the position; and (ii) is received in a sufficiently timely manner (and in any event no later than the date specified for receipt of shareholder proposals in any applicable proxy statement with respect to a Fund). Shareholders shall be directed to address any such recommendations in writing to the attention of the Governance Committee, c/o the Secretary of the Fund. The Secretary shall retain copies of any shareholder recommendations which meet the foregoing requirements for a period of not more than 12 months following receipt. The Secretary shall have no obligation to acknowledge receipt of any shareholder recommendations.

Item 11. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a)(1)                       Registrant’s Code of Ethics – Not applicable (please see Item 2).

(a)(2)(i)                   Treasurer’s Section 302 certification.

(a)(2)(ii)                  President’s Section 302 certification.

(b)                             Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Municipals Trust

	By:	/s/ Robert B. MacIntosh
Robert B. MacIntosh
President

Date:	March 16, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

	By:	/s/ Barbara E. Campbell
Barbara E. Campbell
Treasurer

Date:	March 16, 2006

By:	/s/ Robert B. MacIntosh
Robert B. MacIntosh
President

Date:	March 16, 2006